The Government Street Funds
The Alabama Tax Free Bond Fund
No Load Mutual Funds

       Investment Adviser
       T. Leavell & Associates, Inc.
       150 Government Street
       Post Office Box 1307
       Mobile, AL 36633

       Administrator
       MGF Service Corp.
       312 Walnut Street
       P.O. Box 5354
       Cincinnati, OH 45201-5354
       1-800-443-4249

       Legal Counsel
       Sullivan & Worcester LLP
       One Post Office Square
       Boston, MA 02109

       Board of Trustees
       Richard Mitchell, President
       Jack E. Brinson
       Austin Brockenbrough, III
       John T. Bruce
       Charles M. Caravati, Jr. M.D.
       J. Finley Lee, Jr.
       Richard L. Morrill
       Harris V. Morrissette
       Fred T. Tattersall
       Samuel B. Witt, III

       Portfolio Managers
       Thomas W. Leavell,
         The Government Street Funds
       Timothy S. Healey,
         The Alabama Tax Free Bond Fund

                          The Government Street Funds
                        The Alabama Tax Free Bond Fund
                             No Load Mutual Funds

                              Semi-Annual Report
                              September 30, 1996
                                  (Unaudited)

                              Investment Adviser
                         T. Leavell & Associates, Inc.
                                 Founded 1979


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)
===========================================================================================================
                                                              Government        Government         Alabama
                                                                Street            Street          Tax Free
                                                                Equity             Bond             Bond
                                                                 Fund              Fund             Fund
-----------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities:

   At acquisition cost...................................   $   30,973,888   $   28,885,055   $   15,691,177
                                                            ===============  ===============  ===============
   At value (Note 1).....................................   $   42,882,680   $   28,556,818   $   15,937,238
Investments in repurchase agreements (Note 1)............        2,419,000          685,000               --
Cash ....................................................              560               11                1
Receivable for capital shares sold.......................            6,850              225              680
Interest receivable......................................              373          522,014          210,989
Dividends receivable.....................................           67,190               --               --
Other assets.............................................            3,875            3,795            2,443
                                                            ---------------  ---------------  ---------------
   TOTAL ASSETS..........................................       45,380,528       29,767,863       16,151,351
                                                            ---------------  ---------------  ---------------

LIABILITIES
Payable for capital shares redeemed......................           11,648           25,440            2,500
Dividends payable........................................            4,677           20,127           16,073
Accrued advisory fees (Note 3)...........................           21,601           12,053              610
Accrued administration fees (Note 3).....................            7,300            2,000            2,000
Other accrued expenses and liabilities...................            4,909            2,860            2,860
                                                            ---------------  ---------------  ---------------
   TOTAL LIABILITIES.....................................           50,135           62,480           24,043
                                                            ---------------  ---------------  ---------------

NET ASSETS ..............................................   $   45,330,393   $   29,705,383   $   16,127,308
                                                            ===============  ===============  ===============

Net assets consist of:
Capital shares...........................................   $   31,455,331   $   30,315,895   $   16,096,551
Accumulated net realized gains (losses)
   from security transactions............................        1,963,408         (282,650)        (215,304)
Undistributed net investment income......................            2,862              375               --
Net unrealized appreciation (depreciation)
   on investments........................................       11,908,792         (328,237)         246,061
                                                            ---------------  ---------------  ---------------
Net assets...............................................   $   45,330,393   $   29,705,383   $   16,127,308
                                                            ===============  ===============  ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)............        1,433,823        1,436,606        1,579,440
                                                            ===============  ===============  ===============

Net asset value, offering price and
   redemption price per share (Note 1)...................   $        31.62   $        20.68   $        10.21
                                                            ===============  ===============  ===============

See accompanying notes to the financial statements.


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 1996 (Unaudited)
===========================================================================================================
                                                              Government        Government         Alabama
                                                                Street            Street          Tax Free
                                                                Equity             Bond             Bond
                                                                 Fund              Fund             Fund
------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest..............................................   $       63,788   $    1,054,781   $      389,610
   Dividends.............................................          413,414               --               --
                                                            ---------------  ---------------  ---------------
     TOTAL INVESTMENT INCOME.............................          477,202        1,054,781          389,610
                                                            ---------------  ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3).....................          128,321           72,786           27,672
   Administrative fees (Note 3)..........................           40,935           12,000           12,039
   Custodian fees........................................            8,204            4,711            3,656
   Professional fees.....................................            5,641            5,641            4,104
   Printing of shareholder reports.......................            4,828            4,622            5,321
   Pricing costs.........................................              899            5,697            6,962
   Trustees' fees and expenses...........................            2,706            2,706            2,706
   Postage and supplies..................................            2,346            2,446            1,480
   Registration fees.....................................            1,416            1,225              973
   Other expenses........................................            3,603              257            1,142
                                                            ---------------  ---------------  ---------------
     TOTAL EXPENSES......................................          198,899          112,091           66,055
   Fees waived by the Adviser (Note 3)...................               --               --          (13,055)
                                                            ---------------  ---------------  ---------------
     NET EXPENSES........................................          198,899          112,091           53,000
                                                            ---------------  ---------------  ---------------

NET INVESTMENT INCOME ...................................          278,303          942,690          336,610
                                                            ---------------  ---------------  ---------------

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
   Net realized gains (losses)
     from security transactions..........................        1,170,567          (86,469)          (9,134)
   Net change in unrealized appreciation/depreciation
     on investments......................................        1,970,688         (170,430)         (15,153)
                                                            ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS .......................................        3,141,255         (256,899)         (24,287)
                                                            ---------------  ---------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ......................................   $    3,419,558   $      685,791   $      312,323
                                                            ===============  ===============  ===============

See accompanying notes to the financial statements.


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996
=============================================================================================================
                                        Government Street         Government Street        Alabama Tax Free
                                           Equity Fund                Bond Fund                Bond Fund

                                      Six Months              Six Months                Six Months
                                         Ended       Year        Ended        Year         Ended       Year
                                       Sept. 30,     Ended     Sept. 30,      Ended      Sept. 30,     Ended
                                         1996      March 31,     1996       March 31,      1996       March 31,
                                      (Unaudited)    1996     (Unaudited)     1996      (Unaudited)    1996
---------------------------------------------------------------------------------------------------------------

FROM OPERATIONS:
  Net investment income.............  $ 278,303   $ 553,483   $  942,690    $1,830,191   $ 336,610   $ 583,437
  Net realized gains (losses)
    from security transactions......  1,170,567   1,093,838      (86,469)      (43,990)     (9,134)     (3,107)
  Net change in unrealized
    appreciation/depreciation
    on investments..................  1,970,688   6,795,880     (170,430)      791,184     (15,153)    340,163
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net increase in net assets
   from operations..................  3,419,558   8,443,201      685,791     2,577,385     312,323     920,493
                                     ----------- ----------- -----------   ----------- ----------- -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income........   (277,569)   (552,981)    (945,154)   (1,829,817)   (336,610)   (583,437)
  From net realized gains...........         --   ( 280,943)       --            --          --          --
                                     ----------- ----------- -----------   ----------- ----------- -----------
  Decrease in net assets from
   distributions to shareholders....   (277,569)   (833,924)    (945,154)   (1,829,817)   (336,610)   (583,437)
                                     ----------- ----------- -----------   ----------- ----------- -----------

FROM CAPITAL SHARE TRANSACTIONS(A):
  Proceeds from shares sold.........  1,944,331   7,310,859    1,850,071     2,484,795     878,651   2,543,833
  Net asset value of shares issued in
   reinvestment of distributions
   to shareholders..................    267,210     798,493      824,087     1,597,448     234,140     410,869
  Payments for shares redeemed...... (1,443,960) (5,771,194)  (1,427,170)   (3,891,999)   (441,675)   (627,496)
                                     ----------- ----------- -----------   ----------- ----------- -----------
Net increase in net assets from
  capital share transactions........    767,581   2,338,158    1,246,988       190,244     671,116   2,327,206
                                     ----------- ----------- -----------   ----------- ----------- -----------

TOTAL INCREASE IN NET ASSETS .......  3,909,570   9,947,435      987,625       937,812     646,829   2,664,262

NET ASSETS:
  Beginning of period...............  41,420,823 31,473,388   28,717,758    27,779,946  15,480,479  12,816,217
                                     ----------- ----------- -----------   ----------- ----------- -----------
  End of period..................... $45,330,393 $41,420,823 $29,705,383  $ 28,717,758 $16,127,308 $15,480,479
                                     =========== =========== ===========   =========== =========== ===========

UNDISTRIBUTED NET
  INVESTMENT INCOME ................  $   2,862    $   2,128  $      375     $   2,839  $      --   $     --
                                     =========== =========== ===========   =========== =========== ===========

(a) Summary of capital share activity:
   Shares sold......................     64,930     273,855       89,414      117,710      86,322     247,956
   Shares issued in reinvestment of
        distributions to shareholders     8,672      29,243       39,987       75,860      22,997      40,072
   Shares redeemed..................    (48,210)   (213,229)     (69,124)    (183,993)    (43,418)    (61,341)
                                     ----------- ----------- -----------   ----------- ----------- -----------

   Net increase in shares
     outstanding                         25,392      89,869       60,277        9,577      65,901     226,687
   Shares outstanding, beginning
     of period                        1,408,431   1,318,562    1,376,329    1,366,752   1,513,539   1,286,852
                                     ----------- ----------- -----------   ----------- ----------- -----------
   Shares outstanding, end of period   1,433,823  1,408,431    1,436,606    1,376,329   1,579,440   1,513,539
                                     =========== =========== ===========   =========== =========== ===========

See accompanying notes to the financial statements.


THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                  Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
===================================================================================================================
                                      Six Months
                                         Ended                                                        June 3,
                                       Sept. 30,                Years Ended March 31,               1991(a) to
                                         1996                                                        March 31,
                                      (Unaudited)    1996        1995          1994        1993        1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning
  of period........................      $ 29.41     $ 23.87   $   22.69       $ 23.06     $ 21.37     $ 20.00
                                     ----------- ----------- -----------   ----------- ----------- -----------
Income from investment operations:
  Net investment income.............       0.20        0.40         0.38         0.30        0.34        0.28
  Net realized and unrealized
   gains (losses) on investments....       2.21        5.75         1.19       (0.37)      1.71          1.35
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total from investment operations....       2.41        6.15         1.57       (0.07)      2.05          1.63
                                     ----------- ----------- -----------   ----------- ----------- -----------

Less distributions:
  Dividends from net investment
    income..........................      (0.20)      (0.40)       (0.39)      (0.30)     (0.36)        (0.26)
  Distributions from net
    realized gains                            --      (0.21)          --            --         --          --
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total distributions.................      (0.20)      (0.61)      (0.39)       (0.30)     (0.36)        (0.26)
                                     ----------- ----------- -----------   ----------- ----------- -----------

Net asset value at end of period....  $   31.62   $   29.41   $    23.87   $   22.69   $  23.06     $   21.37
                                     =========== =========== ===========   =========== =========== ===========

Total return........................      16.39%(c)   25.96%        7.02%      (0.31%)     9.66%         9.99%(c)
                                     =========== =========== ===========   =========== =========== ===========

Net assets at end of period (000's).  $  45,330   $  41,421   $   31,473    $  27,101   $  21,735   $  14,971
                                     =========== =========== ===========   =========== =========== ===========

Ratio of expenses to average
   net assets (b)...................      0.93%(c)    0.94%        0.91%       1.00%      1.00%          1.00%(c)

Ratio of net investment income

  to average net assets.............      1.30%(c)    1.50%        1.71%       1.33%      1.55%          1.88%(c)

Portfolio turnover rate.............        23%(c)      31%          55%         63%        59%            20%

Average commission rate per share...   $  0.0402   $     --   $       --    $     --   $     --   $        --

(a) Commencement of operations.

(b) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's administrative and custodian fees for periods ended prior to March 31, 1996 were paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratios of expenses to average net assets would have been 1.00%, 1.16%, 1.20% and 1.18%(c) for the periods ended March 31, 1995, 1994, 1993 and 1992, respectively.

(c) Annualized.

See accompanying notes to the financial statements.


THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                  Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
===================================================================================================================
                                      Six Months
                                         Ended                                                        June 3,
                                       Sept. 30,                 Years Ended March 31,              1991(a) to
                                         1996                                                        March 31,
                                      (Unaudited)    1996        1995          1994        1993        1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning
   of period                             $ 20.87     $ 20.33   $   20.87       $ 21.77     $ 20.67     $ 20.00
                                     ----------- ----------- -----------   ----------- ----------- -----------
Income from investment operations:
  Net investment income.............        0.67        1.35        1.35          1.32        1.34        0.95
  Net realized and unrealized
   gains (losses) on investments....       (0.19)       0.54       (0.53)        (0.90)       1.10        0.67
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total from investment operations....        0.48        1.89        0.82          0.42        2.44        1.62
                                     ----------- ----------- -----------   ----------- ----------- -----------

Less distributions:
  Dividends from net investment
    income                                 (0.67)      (1.35)      (1.36)        (1.32)      (1.33)      (0.95)
  Distributions from net realized
   gains                                      --          --          --            --       (0.01)         --
                                     ----------- ----------- -----------   ----------- ----------- -----------
Total distributions.................       (0.67)      (1.35)      (1.36)        (1.32)      (1.34)      (0.95)
                                     ----------- ----------- -----------   ----------- ----------- -----------

Net asset value at end of period....   $   20.68   $   20.87   $   20.33     $   20.87   $   21.77   $   20.67
                                     =========== =========== ===========   =========== =========== ===========

Total return........................        4.71%(c)    9.43%       4.12%         1.85%      12.14%       9.95%(c)
                                     =========== =========== ===========   =========== =========== ===========

Net assets at end of period (000's).  $  29,705   $  28,718   $   27,780    $  22,633   $  15,955   $   6,506
                                     =========== =========== ===========   =========== =========== ===========

Ratio of expenses to average net
  assets(b).........................       0.77%(c)     0.76%       0.85%         0.86%       0.88%       0.93%(c)

Ratio of net investment income
  to average net assets.............       6.47%(c)     6.38%       6.68%         6.15%       6.44%       7.02%(c)

Portfolio turnover rate.............         15%(c)       10%         11%           10%         17%         15%

(a) Commencement of operations.

(b) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.03%, 1.09% and 1.30%(c) for the periods ended March 31, 1994, 1993 and 1992, respectively (Note 3).

(c) Annualized.

See accompanying notes to the financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                  Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
===================================================================================================================
                                              Six Months                                Seven
                                                 Ended                                  Months     January 15,
                                               Sept. 30,       Years Ended March 31,    Ended      1993(b) to
                                                 1996                                  March 31,   August 31,
                                              (Unaudited)     1996        1995          1994(a)       1993
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period....     $   10.23    $    9.96    $    9.96    $   10.30    $   10.00
                                             -----------  -----------   ----------   ----------   -----------
Income from investment operations:
   Net investment income..................          0.22         0.42         0.45         0.26         0.23
   Net realized and unrealized
     gains (losses) on investments........         (0.02)        0.27           --        (0.34)        0.30
                                             -----------  -----------   ----------   ----------   -----------
Total from investment operations..........          0.20         0.69         0.45        (0.08)        0.53
                                             -----------  -----------   ----------   ----------   -----------

Less distributions:
   Dividends from net investment income...         (0.22)       (0.42)       (0.45)       (0.26)       (0.23)
                                             -----------  -----------   ----------   ----------   -----------

Net asset value at end of period..........    $   10.21    $   10.23     $    9.96    $    9.96    $   10.30
                                             ===========  ===========   ==========   ==========   ===========

Total return..............................         3.89%(d)     7.02%         4.66%       (1.50%)(d)    8.79%(d)
                                             ===========  ===========   ==========   ==========   ===========

Net assets at end of period (000's).......    $  16,127    $  15,480     $  12,816    $   9,716    $   3,429
                                             ===========  ===========   ==========   ==========   ===========

Ratio of expenses to average net assets(c)         0.67%(d)     0.75%         0.75%        0.75%(d)     0.75%(d)

Ratio of net investment income
   to average net assets..................         4.26%(d)     4.11%         4.56%        4.46%(d)     4.01%(d)

Portfolio turnover rate...................            6%(d)        4%           36%           3%           2%

(a) Effective April 1, 1994, the Fund was reorganized and changed its fiscal year end from August 31 to March 31.

(b)   Commencement of operations.

(c) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.84%(d), 0.86%, 1.05%, 1.76%(d) and 2.75%(d) for the periods ended
     September 30, 1996, March 31, 1996, March 31, 1995, March 31, 1994 and
     August 31, 1993, respectively (Note 3).

(d)  Annualized.

See accompanying notes to the financial statements.


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996 (Unaudited)
=============================================================================================================
     Shares       COMMON STOCKS -- 94.5%                                                              Value
-------------------------------------------------------------------------------------------------------------

                  CHEMICALS AND DRUGS -- 17.6%
        20,000      Becton Dickinson & Company.................................................  $    885,000
        13,000      Biomet, Inc.(a) ...........................................................       212,875
        14,375      Cardinal Health, Inc.......................................................     1,187,734
        14,000      duPont (E.I.) de Nemours & Company.........................................     1,235,500
         6,500      Eli Lilly & Company........................................................       419,250
        20,000      First Mississippi Corporation..............................................       537,500
        18,000      Goodrich (B.F.) Company....................................................       812,250
        14,500      Johnson & Johnson..........................................................       743,125
        10,000      Schering-Plough Corporation................................................       615,000
        18,000      Schulman (A.), Inc.........................................................       418,500
        12,000      Sigma-Aldrich..............................................................       684,000
         5,000      Union Carbide Corporation..................................................       228,125
                                                                                                --------------
                      .........................................................................     7,978,859
                                                                                                --------------
                  CONSTRUCTION -- 5.4%
        12,750      Blount, Inc. - Class A.....................................................       428,719
        12,000      Caterpiller, Inc...........................................................       904,500
        16,250      Clayton Homes, Inc.........................................................       357,500
         5,000      Florida Rock Industries, Inc...............................................       144,375
        12,800      Valspar Corporation........................................................       630,400
                                                                                                --------------
                                                                                                    2,465,494
                                                                                                --------------
                  CONSUMER PRODUCTS -- 12.8%
        20,632      Archer-Daniels-Midland Company.............................................       397,166
        13,000      Belo (A.H.) Corporation - Class A..........................................       448,500
        11,500      General Motors Corporation.................................................       552,000
        16,000      Gillette Company...........................................................     1,154,000
        10,000      Kimberly-Clark Corporation.................................................       881,250
        15,500      Motorola, Inc..............................................................       800,188
        13,300      Polygram NV................................................................       741,475
         8,500      Procter & Gamble Company...................................................       828,750
                                                                                                --------------
                                                                                                    5,803,329
                                                                                                --------------
                  DURABLE GOODS -- 16.7%
        10,000      AMP, Inc...................................................................       387,500
        10,000      Cabletron Systems, Inc.(a) ................................................       682,500
        26,800      Cisco Systems, Inc.(a) ....................................................     1,663,275
        12,500      Cummins Engine Company, Inc. ..............................................       492,188
        11,500      General Electric Company ..................................................     1,046,500
         4,600      International Business Machines Corporation................................       572,700
        18,000      Loral Space & Communications...............................................       283,500
        16,000      McDonnell Douglas Corporation..............................................       840,000
        16,000      Philips Electronics NV(a) .................................................       574,000
        11,000      Raytheon Company...........................................................       611,875
         7,000      Shared Medical Systems, Inc................................................       399,000
                                                                                                --------------
                                                                                                    7,553,038
                                                                                                --------------
                  FINANCIAL -- 8.9%
         3,695      Aetna, Inc.................................................................       260,036
        15,000      AFLAC, Inc.................................................................       532,500
        10,000      American Express Company...................................................       462,500
         4,000      Federal Home Loan Mortgage Corporation.....................................       391,500
         6,000      Fleet Financial Group, Inc.................................................       267,000
        13,000      Mellon Bank Corporation....................................................       770,250
        16,000      Star Banc Corporation......................................................     1,362,000
                                                                                                --------------
                                                                                                    4,045,786
                                                                                                --------------


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
============================================================================================================
     Shares       COMMON STOCKS -- 94.5%                                                              Value
------------------------------------------------------------------------------------------------------------

                  FOOD/BEVERAGES -- 2.8%
        22,000      Coca-Cola Enterprises......................................................  $    995,500
        20,000      Hudson Foods, Inc. - Class A...............................................       287,500
                                                                                                --------------
                                                                                                    1,283,000
                                                                                                --------------
                  METAL AND MINING -- 4.3%
         9,000      Aluminum Company of America................................................       531,000
        24,400      Broken Hill Proprietary Company, LTD.......................................       628,300
         9,543      Freeport McMoran Copper & Gold, Inc. - Class B(a) .........................       298,219
        20,000      Placer Dome, Inc...........................................................       472,500
                                                                                                --------------
                                                                                                    1,930,019
                                                                                                --------------
                  OIL/ENERGY -- 9.7%
        12,500      Amoco Corporation..........................................................       881,250
        13,000      Chevron Corporation........................................................       814,125
         7,325      Exxon Corporation..........................................................       609,806
        12,500      Kerr McGee Corporation.....................................................       760,937
         9,500      Shell Transport & Trading PLC..............................................       881,125
        10,000      Sonat, Inc.................................................................       442,500
                                                                                                --------------
                                                                                                    4,389,743
                                                                                                --------------
                  PAPER AND FOREST PRODUCTS -- 1.6%
         9,000      Georgia Pacific Corporation................................................       712,125
                                                                                                --------------
                  RETAIL -- 5.0%
         9,500      Home Depot, Inc............................................................       540,313
         7,000      Nike, Inc. - Class B.......................................................       850,500
         5,000      Pep Boys - Manny, Moe & Jack...............................................       178,125
         5,000      Wal-Mart Stores, Inc.......................................................       131,875
        15,000      Walgreen Company...........................................................       555,000
                                                                                                --------------
                                                                                                    2,255,813
                                                                                                --------------
                  SERVICES - COMPUTER PROCESSING -- .9%
         9,000      Automatic Data Processing, Inc.............................................       392,625
                                                                                                --------------
                  TRANSPORTATION -- 1.4%
         8,000      Federal Express Corporation(a) ............................................       634,000
                                                                                                --------------
                  UTILITIES -- 7.4%
        14,500      Ameritech Corporation......................................................       763,062
        11,000      AT&T Company...............................................................       574,750
        22,400      DPL, Inc...................................................................       523,600
        14,890      Duke Power Company.........................................................       694,246
         8,000      Hong Kong Telecommunications, LTD..........................................       144,000
        14,000      SBC Communications, Inc....................................................       673,750
                                                                                                --------------
                                                                                                    3,373,408
                                                                                                --------------
                  TOTAL COMMON STOCKS (COST $30,939,849) ......................................   $42,817,239
                                                                                                --------------
===============================================================================================================
     Shares       PREFERRED STOCKS -- .1%                                                             Value
---------------------------------------------------------------------------------------------------------------

                  FINANCIAL -- .1%
           898      Aetna Inc., Convertible....................................................  $     65,441
                                                                                                --------------
                  TOTAL PREFERRED STOCKS (COST $34,039)........................................  $     65,441
                                                                                                --------------

                  TOTAL INVESTMENTS AT VALUE (COST $30,973,888) - 94.6%........................  $ 42,882,680
                                                                                                --------------


THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
      Face
     Amount       REPURCHASE AGREEMENTS(b) -- 5.3%                                                    Value
--------------------------------------------------------------------------------------------------------------
                    Star Bank,
$    2,419,000        5.55%, dated 09/30/1996, due 10/01/1996,
                      repurchase proceeds $2,419,373 (Cost $2,419,000).........................  $  2,419,000
                                                                                                --------------
                  TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE 99.9%  .................  $ 45,301,680
                  OTHER ASSETS IN EXCESS OF LIABILITIES-- .1% .................................        28,713
                                                                                                --------------
                  NET ASSETS-- 100.0% .........................................................  $ 45,330,393
                                                                                                ==============

(a)   Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $20,205,000 GNMA II, Pool #8373, 5.00%, due 02/20/2024. The aggregate market value of the collateral at September 30, 1996 was $20,377,093.
      The Fund's pro-rata interest in the collateral at September 30, 1996 was $2,628,636.

See accompanying notes to the financial statements.


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996 (Unaudited)
=============================================================================================================
    Par Value     U.S. TREASURY AND AGENCY OBLIGATIONS-- 39.7%                                       Value
-------------------------------------------------------------------------------------------------------------

                  U.S. TREASURY NOTES -- 16.4%
$      325,000      8.00%, due 10/15/1996......................................................  $    325,406
        50,000      8.00%, due 01/15/1997......................................................        50,391
       150,000      6.25%, due 01/31/1997......................................................       150,422
       800,000      6.875%, due 03/31/1997.....................................................       805,750
       975,000      6.75%, due 05/31/1997......................................................       982,007
        40,000      8.50%, due 07/15/1997......................................................        40,850
        65,000      8.75%, due 10/15/1997......................................................        66,889
        10,000      7.875%, due 01/15/1998.....................................................        10,237
        70,000      7.875%, due 04/15/1998.....................................................        71,903
        50,000      8.25%, due 07/15/1998......................................................        51,828
       855,000      7.125%, due 10/15/1998.....................................................       871,566
       225,000      7.00%, due 04/15/1999......................................................       229,078
       150,000      6.375%, due 07/15/1999.....................................................       150,516
       100,000      8.00%, due 08/15/1999......................................................       104,406
       200,000      6.00%, due 10/15/1999......................................................       198,562
       250,000      7.50%, due 10/31/1999......................................................       258,125
        50,000      7.875%, due 11/15/1999.....................................................        52,172
       100,000      8.50%, due 02/15/2000......................................................       106,406
        20,000      8.75%, due 08/15/2000......................................................        21,575
        50,000      8.50%, due 11/15/2000......................................................        53,687
       140,000      8.00%, due 05/15/2001......................................................       148,488
       125,000      7.875%, due 08/15/2001.....................................................       132,227
                                                                                                --------------
                                                                                                    4,882,491
                                                                                                --------------
                  U.S. TREASURY STRIPS -- .3%
                    Coupon Treasury Investment Growth Security,
        37,188        due 11/15/1996...........................................................        36,949
        13,140        due 02/15/1997...........................................................        12,877
        11,000        due 08/15/1998...........................................................         9,828
                                                                                                --------------
                                                                                                       59,654
                                                                                                --------------
                    Treasury Investment Growth Receipts,
        17,000        due 11/15/1996...........................................................        16,893
                                                                                                --------------
                                                                                                       76,547
                                                                                                --------------
                  FEDERAL HOME LOAN BANK BONDS -- 1.8%
       500,000      7.57%, due 08/19/2004......................................................       519,957
                                                                                                --------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS -- 5.8%
       240,000      7.12%, due 09/30/2005......................................................       234,644
       200,000      6.73%, due 01/05/2006......................................................       192,164
       300,000      7.52%, due 04/21/2006......................................................       301,088
       500,000      7.55%, due 04/26/2006......................................................       499,126
       500,000      7.44%, due 09/20/2006......................................................       499,986
                                                                                                --------------
                                                                                                    1,727,008
                                                                                                --------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS -- 8.6%
        50,000      7.60%, due 01/10/1997......................................................        50,275
       750,000      7.85%, due 09/10/1998......................................................       773,047
       100,000      8.45%, due 07/12/1999......................................................       105,072
       200,000      5.98%, due 03/22/2000......................................................        97,918
       600,000      7.20%, due 01/10/2002......................................................       593,828
       175,000      7.90%, due 04/10/2002......................................................       175,351
       250,000      7.00%, due 08/12/2002......................................................       246,285
       500,000      8.00%, due 06/15/2006......................................................       509,690
                                                                                                --------------
                                                                                                    2,551,466
                                                                                                --------------
                  PRIVATE EXPORT FUNDING BONDS -- 1.6%
       470,000      7.90%, due 03/31/2000......................................................       491,111
                                                                                                --------------


THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
=============================================================================================================
    Par Value     U.S. TREASRUY AND AGENCY OBLIGATIONS-- 39.7%                                       Value
-------------------------------------------------------------------------------------------------------------

                  TENNESSEE VALLEY AUTHORITY BONDS -- 5.2%
$      799,000      7.45%, due 10/15/2001......................................................  $    812,294
       745,000      6.875%, due 01/15/2002.....................................................       743,805
                                                                                                --------------
                                                                                                    1,556,099
                                                                                                --------------
                  TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS (COST $11,944,460) ...............  $ 11,804,679
                                                                                                --------------
==============================================================================================================
    Par Value     MORTGAGE-BACKED SECURITIES -- 1.5%                                                  Value
--------------------------------------------------------------------------------------------------------------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- .3%
$      100,000      Series #G92-40, Class G, 7.00%, due 07/25/2002.............................  $    100,223
                                                                                                --------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- .5%
        35,963      Pool #15032, 7.50%, due 02/15/2007.........................................        35,526
        26,803      Pool #176413, 7.50%, due 09/15/2016........................................        26,476
        47,495      Pool #170784, 8.00%, due 12/15/2016........................................        47,970
        34,422      Pool #181540, 8.00%, due 02/15/2017........................................        34,767
                                                                                                --------------
                                                                                                      144,739
                                                                                                --------------
                  OTHER MORTGAGE-BACKED SECURITIES -- .7%
                    Collateralized Mortgage Securities Corporation,
       200,000           Series 1991-8PF, 7.30%, due 08/20/2020................................       201,096
                                                                                                --------------

                  TOTAL MORTGAGE-BACKED SECURITIES (COST $450,934) ............................  $    446,058
                                                                                                --------------
==============================================================================================================
    Par Value     CORPORATE BONDS -- 54.9%                                                            Value
--------------------------------------------------------------------------------------------------------------

                  FINANCE -- 29.5%
                    American Express Company,
$      350,000        8.50%, due 08/15/2001....................................................  $    373,761
                                                                                                --------------
                    American Express Credit Corporation,
       250,000        7.75%,  due 03/01/1997...................................................       252,026
                                                                                                --------------
                    AmSouth Bancorp,
       425,000        9.375%, due 05/01/1999...................................................       452,284
       300,000        7.75%, due 05/15/2004....................................................       306,836
                                                                                                --------------
                                                                                              .       759,120
                                                                                                --------------
                    Associates Corporation, N.A.,
       300,000        8.80%, due 08/01/1998....................................................       312,598
                                                                                                --------------
                    Banc One Corporation,
       600,000        7.00%, due 07/15/2005....................................................       588,601
                                                                                                --------------
                    BankAmerica Corporation,
       496,000        8.375%, due 03/15/2002...................................................       526,794
                                                                                                --------------
                    Bear Stearns Company,
       170,000        9.375%, due 06/01/2001...................................................       185,796
                                                                                                --------------
                    Chevron Capital Corporation,
       500,000        7.45%, due 08/15/2004....................................................       504,603
                                                                                                --------------
                    Ford Motor Credit Corporation,
       500,000        7.875%, due 01/15/1997...................................................       502,887
                                                                                                --------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
=============================================================================================================
    Par Value     CORPORATE BONDS -- 54.9%                                                            Value
-------------------------------------------------------------------------------------------------------------

                    General Electric Capital Corporation,
$      110,000        8.75%, due 11/26/1996....................................................  $    110,484
       100,000        7.24%, due 01/15/2002....................................................       101,889
       150,000        7.50%, due 03/15/2002....................................................       154,578
                                                                                                --------------
                                                                                                      366,951
                                                                                                --------------
                    Merrill Lynch & Company, Inc.,
       745,000        7.375%, due 08/17/2002...................................................       756,273
                                                                                                --------------
                    NationsBank,
       550,000        7.625%, due 04/15/2005...................................................       559,949
                                                                                                --------------
                    Regions Financial Corporation,
       350,000        7.80%, due 12/01/2002....................................................       357,977
                                                                                                --------------
                    Salomon, Inc.,
       400,000        7.25%, due 01/15/2000....................................................       402,210
       480,000        7.50%, due 02/01/2003....................................................       478,207
                                                                                                --------------
                                                                                                      880,417
                                                                                                --------------
                    Transamerica Financial Corporation,
       785,000        7.50%, due 03/15/2004....................................................       797,926
                                                                                                --------------
                    Wachovia Corporation,
     1,035,000        7.00%, due 12/15/1999....................................................     1,046,769
                                                                                                --------------

                  TOTAL FINANCE CORPORATE BONDS ...............................................     8,772,448
                                                                                                --------------

                  INDUSTRIAL -- 21.6%
                    BP America Inc.,
       265,000        8.50%,  due 04/15/2001...................................................       282,415
                                                                                                --------------
                    Coca-Cola Company,
       401,000        7.875%,  due 09/15/1998..................................................       411,894
                                                                                                --------------
                    duPont (E.I.) de Nemours & Company,
       270,000        8.45%, due 10/15/1996....................................................       270,239
       150,000        9.15%, due 04/15/2000....................................................       161,668
       300,000        6.75%, due 10/15/2002....................................................       298,105
                                                                                                --------------
                                                                                                      730,012
                                                                                                --------------
                    Hanson Overseas,
     1,100,000        7.375%, due 01/15/2003...................................................     1,113,286
                                                                                                --------------
                    International Business Machines Corporation,
       700,000        7.25%, due 11/01/2002....................................................       712,923
                                                                                                --------------
                    Kimberly-Clark Corporation,
       240,000        8.625%, due 05/01/2001...................................................       257,828
                                                                                                --------------
                    Limited, Inc.,
       150,000        8.875%, due 08/15/1999...................................................       156,461
                                                                                                --------------
                    Mobil Corporation,
      100,000        8.375%, due 02/12/2001...................................................       106,153
                                                                                                --------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
===================================================================================================================
    Par Value     CORPORATE BONDS -- 54.9%                                                            Value
-------------------------------------------------------------------------------------------------------------------

                    Philip Morris Companies, Inc.,
$      150,000        8.75%, due 06/15/1997....................................................  $    152,607
       305,000        7.375%, due 02/15/1999...................................................       309,878
       175,000        7.75%, due 05/01/1999....................................................       179,318
                                                                                                --------------
                                                                                                      641,803
                                                                                                --------------
                    Procter & Gamble Company,
       150,000        8.70%, due 08/01/2001....................................................       161,702
                                                                                                --------------
                    Raytheon Company,
       800,000        6.50%, due 07/15/2005....................................................       765,030
                                                                                                --------------
                    Wal-Mart Stores, Inc.,
       170,000        9.10%, due 07/15/2000....................................................       183,399
       100,000        8.625%, due 04/01/2001...................................................       106,978
       745,000        7.50%, due 05/15/2004....................................................       765,259
                                                                                                --------------
                                                                                                    1,055,636
                                                                                                --------------

                  TOTAL INDUSTRIAL CORPORATE BONDS ............................................     6,395,143
                                                                                                --------------

                  UTILITY -- 3.8%
                    Consolidated Edison,
       785,000        7.60%, due 01/15/2000....................................................       804,697
                                                                                                --------------
                    Emerson Electric Company,
       352,000        6.30%, due 11/01/2005....................................................       333,793
                                                                                                --------------

                  TOTAL UTILITY CORPORATE BONDS ...............................................     1,138,490
                                                                                                --------------

                  TOTAL CORPORATE BONDS (COST $16,489,661) ....................................  $ 16,306,081
                                                                                                --------------

                  TOTAL INVESTMENTS AT VALUE (COST $28,885,055)-- 96.1% ......................   $28,556,818
                                                                                                --------------
===============================================================================================================
      Face
     Amount       REPURCHASE AGREEMENTS(a) -- 2.3%                                                    Value
---------------------------------------------------------------------------------------------------------------

                    Star Bank,
$      685,000        5.55%, dated 09/30/1996, due 10/01/1996,
                      repurchase proceeds $685,106 (Cost $685,000).............................  $    685,000
                                                                                                --------------

                  TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 98.4% ................  $ 29,241,818

                  OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.6% ................................       463,565
                                                                                                --------------

                  NET ASSETS-- 100.0% .........................................................   $29,705,383
                                                                                                ==============

(a)  Joint  repurchase  agreement  is fully  collateralized  by  $20,205,000
     GNMA II, Pool #8373,  5.00%,  due 02/20/2004.  The  aggregate  market value of the  collateral at September  30, 1996 was  $20,377,093.  The
     Fund's pro-rata interest in the collateral at September 30, 1996 was $744,364.

See accompanying notes to the financial statements.


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996 (Unaudited)
===========================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 98.4%                                                      Value
-----------------------------------------------------------------------------------------------------------

                  Alabama Housing Finance Auth. Rev.,
$        5,000      10.00%, due 12/01/1996.....................................................  $      5,018
        25,000      6.00%, due 10/01/1997......................................................        25,305
       245,000      4.90%, due 10/01/1998......................................................       248,261
        15,000      6.45%, due 04/01/2001......................................................        15,583
                                                                                                --------------
                                                                                                      294,167
                                                                                                --------------
                  Alabama Mental Health Finance Auth. Special Tax,
       300,000      5.00%, due 05/01/2006......................................................       296,838
                                                                                                --------------
                  Alabama State GO,
       200,000      5.90%, due 03/01/1999......................................................       207,318
       100,000      5.70%, due 12/01/2002......................................................       105,404
                                                                                                --------------
                                                                                                      312,722
                                                                                                --------------
                  Alabama State Corrections Institutions Rev.,
       100,000      4.20%, due 04/01/1998......................................................       100,231
                                                                                                --------------
                  Alabama State Industrial Access Road & Bridge Corp. GO,
       100,000      4.00%, due 06/01/1998......................................................        99,533
        85,000      5.25%, due 06/01/2003......................................................        86,091
                                                                                                --------------
                                                                                                      185,624
                                                                                                --------------
                  Alabama State Mun. Elec. Auth. Power Supply Rev.,
       150,000      5.625%, due 09/01/2000.....................................................       155,995
       340,000      5.75%, due 09/01/2001......................................................       357,024
       400,000      6.50%, due 09/01/2005, prerefunded 09/01/2001 at 101.......................       435,380
                                                                                                --------------
                                                                                                      948,399
                                                                                                --------------
                  Alabama State Public School & College Auth. Rev.,
       100,000      4.40%, due 12/01/2000......................................................        99,536
       250,000      5.25%, due 11/01/2005......................................................       253,960
        50,000      5.00%, due 12/01/2005......................................................        49,960
                                                                                                --------------
                                                                                                      403,456
                                                                                                --------------
                  Alabama Water Pollution Control Rev.,
       150,000      4.60%, due 02/15/1997......................................................       150,479
       160,000      3.75%, due 08/15/1997......................................................       159,910
        25,000      7.00%, due 08/15/2001......................................................        26,604
       200,000      6.25%, due 08/15/2004......................................................       217,180
                                                                                                --------------
                                                                                                      554,173
                                                                                                --------------
                  Anniston, AL, GO,
       250,000      5.50%, due 01/01/2004......................................................       260,592
                                                                                                --------------
                  Anniston, AL, Regional Medical Center Board Hospital Rev.,
        30,000      7.375%, due 07/01/2006, ETM................................................        32,444
                                                                                                --------------
                  Auburn University, Alabama Rev.,
        25,000      6.10%, due 06/01/1999......................................................        26,032
        50,000      4.90%, due 06/01/2001......................................................        50,663
       150,000      5.20%, due 06/01/2004......................................................       152,550
       325,000      5.25%, due 04/01/2005......................................................       329,898
                                                                                                --------------
                                                                                                      559,143
                                                                                                --------------
                  Baldwin Co., AL, GO,
       200,000      5.85%, due 08/01/2003......................................................       212,388
       400,000      5.00%, due 02/01/2007......................................................       391,136
                                                                                                --------------
                                                                                                      603,524
                                                                                                --------------


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 98.4%                                                      Value
------------------------------------------------------------------------------------------------------------

                  Baldwin Co., AL, Board of Education Rev.,
$       50,000      5.40%, due 12/01/1998......................................................  $     51,104
       300,000      5.90%, due 12/01/2001......................................................       310,629
                                                                                                --------------
                                                                                                      361,733
                                                                                                --------------
                  Birmingham, AL, GO,
       100,000      5.80%, due 04/01/2002......................................................       104,884
       200,000      5.90%, due 04/01/2003......................................................       211,318
                                                                                                --------------
                                                                                                      316,202
                                                                                                --------------
                  Birmingham, AL, Special Facilities Rev.,
       100,000      4.45%, due 06/01/1999......................................................       100,129
       100,000      4.75%, due 06/01/2001......................................................       100,493
                                                                                                --------------
                                                                                                      200,622
                                                                                                --------------
                  Birmingham, AL, Industrial Water Board Rev.,
       100,000      5.00%, due 03/01/2001......................................................       101,460
       100,000      6.00%, due 07/01/2007......................................................       104,231
                                                                                                --------------
                                                                                                      205,691
                                                                                                --------------
                  Birmingham, AL, Medical Clinic Board Rev.,
        60,000      7.30%, due 07/01/2005, ETM.................................................        65,422
                                                                                                --------------
                  Birmingham, AL, Waterworks & Sewer Board Rev.,
        50,000      5.90%, due 01/01/2003......................................................        52,870
        50,000      4.60%, due 01/01/2004......................................................        48,739
       400,000      6.15%, due 01/01/2006......................................................       424,412
                                                                                                --------------
                                                                                                      526,021
                                                                                                --------------
                  DCH Health Care Auth. of Alabama Rev.,
        55,000      5.00%, due 06/01/2004......................................................        54,788
                                                                                                --------------
                  Hoover, AL, Board of Education GO,
       100,000      4.10%, due 02/15/1997......................................................       100,153
       400,000      6.00%, due 02/15/2006......................................................       425,616
                                                                                                --------------
                                                                                                      525,769
                                                                                                --------------
                  Hoover, AL, Board of Education Special Tax,
       200,000      6.625%, due 02/01/2010, prerefunded 02/01/2001 at 102......................       218,736
                                                                                                --------------
                  Houston Co., AL, GO,
       100,000      4.20%, due 10/01/1998......................................................       100,049
       250,000      5.00%, due 07/01/2002......................................................       252,970
                                                                                                --------------
                                                                                                      353,019
                                                                                                --------------
                  Huntsville, AL, GO,
        40,000      4.50%, due 12/01/1996......................................................        40,050
       115,000      5.15%, due 08/01/2000......................................................       117,518
       100,000      5.20%, due 11/01/2000......................................................       102,507
       500,000      5.50%, due 11/01/2002......................................................       520,400
       100,000      5.90%, due 11/01/2005......................................................       105,826
                                                                                                --------------
                                                                                                      886,301
                                                                                                --------------
                  Huntsville, AL, Electric Systems Rev.,
       150,000      6.10%, due 12/01/2000......................................................       158,553
       150,000      5.00%, due 12/01/2003......................................................       151,068
                                                                                                --------------
                                                                                                      309,621
                                                                                                --------------
                  Huntsville, AL, Water Systems Rev.,
       150,000      5.15%, due 05/01/2004......................................................       152,061
       150,000      5.25%, due 05/01/2005......................................................       152,054
                                                                                                --------------
                                                                                                      304,115
                                                                                                --------------


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 98.4%                                                      Value
------------------------------------------------------------------------------------------------------------

                  Jefferson Co., AL, GO,
$      150,000      5.55%, due 04/01/2002......................................................  $    154,946
        50,000      4.75%, due 04/01/2002......................................................        49,737
       100,000      5.00%, due 04/01/2004......................................................        99,629
                                                                                                --------------
                                                                                                      304,312
                                                                                                --------------
                  Jefferson Co., AL, Board of Education Capital Outlay Warrants,
       300,000      5.70%, due 02/15/2011......................................................       302,880
                                                                                                --------------
                  Jefferson Co., AL, Sewer Rev
       140,000      5.15%, due 09/01/2002......................................................       143,363
        50,000      5.50%, due 09/01/2003......................................................        51,918
       300,000      5.75%, due 09/01/2005......................................................       313,752
                                                                                                --------------
                                                                                                      509,033
                                                                                                --------------
                  Lee Co., AL, GO,
       300,000      5.50%, due 02/01/2007......................................................       304,944
                                                                                                --------------
                  Madison, AL, Board of Education School Warrants,
       100,000      5.00%, due 02/01/1999......................................................       101,557
                                                                                                --------------
                  Madison, AL, Warrants,
       325,000      5.55%, due 04/01/2007......................................................       333,483
                                                                                                --------------
                  Madison Co., AL, Board of Education Capital Outlay Tax Antic. Warrants,
       175,000      5.20%, due 09/01/2004......................................................       178,635
                                                                                                --------------
                  Mobile, AL, GO,
       200,000      5.00%, due 08/15/1998......................................................       203,352
       150,000      5.20%, due 02/15/1999......................................................       153,044
       200,000      5.40%, due 08/15/2000......................................................       206,468
        25,000      6.25%, due 08/01/2001......................................................        26,653
        25,000      6.30%, due 08/01/2001......................................................        26,766
       275,000      6.20%, due 02/15/2007, ETM.................................................       293,089
                                                                                                --------------
                                                                                                      909,372
                                                                                                --------------
                  Mobile, AL, Water & Sewer Commissioners Rev.,
        55,000      6.30%, due 01/01/2003......................................................        59,191
                                                                                                --------------
                  Mobile Co., AL, GO,
        50,000      6.10%, due 02/01/2002, prerefunded 02/01/2000 at 102.......................        53,253
       160,000      6.70%, due 02/01/2011, prerefunded 02/01/2000 at 102.......................       173,547
                                                                                                --------------
                                                                                                      226,800
                                                                                                --------------
                  Mobile Co., AL., Board of Education Capital Outlay Warrants,
       400,000      5.00%, due 03/01/2008......................................................       387,468
                                                                                                --------------
                  Mobile Co., AL, Gas Tax Antic. Warrants Rev.,
       100,000      3.80%, due 02/01/1998......................................................        99,751
       100,000      4.50%, due 02/01/2003......................................................        97,838
                                                                                                --------------
                                                                                                      197,589
                                                                                                --------------


THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
============================================================================================================
                  ALABAMA FIXED RATE REVENUE AND GENERAL
    Par Value     OBLIGATION (GO) BONDS-- 98.4%                                                      Value
------------------------------------------------------------------------------------------------------------

                  Montgomery, AL, GO,
$      200,000      4.25%, due 05/01/1999, ETM.................................................  $    199,026
       200,000      4.70%, due 05/01/2002......................................................       199,274
                                                                                                --------------
                                                                                                      398,300
                                                                                                --------------
                  Montgomery, AL, Waterworks & Sanitation Rev.,
       200,000      5.85%, due 03/01/2003......................................................       209,674
       400,000      5.60%, due 09/01/2009......................................................       404,016
                                                                                                --------------
                                                                                                      613,690
                                                                                                --------------
                  Montgomery Co., AL, GO,
       100,000      5.20%, due 11/01/2006......................................................       100,388
                                                                                                --------------
                  Muscle Shoals, AL, GO,
       400,000      5.60%, due 08/01/2010......................................................       402,704
                                                                                                --------------
                  Opelika, AL, GO,
       100,000      4.60%, due 03/01/2003......................................................        98,761
       100,000      5.30%, due 07/01/2003......................................................       102,963
                                                                                                --------------
                                                                                                      201,724
                                                                                                --------------
                  Shelby Co., AL, GO,
       205,000      5.20%, due 08/01/2000......................................................       210,137
        50,000      5.35%, due 08/01/2001......................................................        51,650
                                                                                                --------------
                                                                                                      261,787
                                                                                                --------------
                  Shelby Co., AL, Hospital Board Rev.,
        35,000      6.60%, due 02/01/2001, ETM.................................................        37,544
        25,000      6.60%, due 02/01/2002, ETM.................................................        27,089
        40,000      6.60%, due 02/01/2003, ETM.................................................        43,699
                                                                                                --------------
                                                                                                      108,332
                                                                                                --------------
                  Shelby Co., AL, Board of Education Capital Outlay Special Tax Warrants,
       100,000      4.80%, due 02/01/1998......................................................       101,039
                                                                                                --------------
                  Tuscaloosa, AL, Board of Education GO,
       100,000      5.10%, due 02/01/2004......................................................       101,336
                                                                                                --------------
                  Tuscaloosa, AL, Board of Education Special Tax Warrants,
        75,000      5.70%, due 02/15/2005......................................................        78,395
       125,000      6.00%, due 02/15/2009......................................................       129,985
                                                                                                --------------
                                                                                                      208,380
                                                                                                --------------
                  University of Alabama General Fee Series A Rev.,
       250,000      4.15%, due 10/01/1999......................................................       247,885
        50,000      5.00%, due 11/01/2000......................................................        50,847
       200,000      5.10%, due 10/01/2002......................................................       203,724
                                                                                                --------------
                                                                                                      502,456
                                                                                                --------------
                  Vestavia Hills, AL, Board of Education Capital Outlay Rev.,
        55,000      5.25%, due 02/01/2004......................................................        56,069
                                                                                                --------------
                  Vestavia Hills, AL, Warrants,
       125,000      4.90%, due 04/01/2005......................................................       123,191
                                                                                                --------------
                  TOTAL ALABAMA (COST $15,627,952) ............................................  $ 15,874,013
                                                                                                --------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
==============================================================================================================
     Shares       MONEY MARKETS -- .4%                                                                Value
--------------------------------------------------------------------------------------------------------------

$       63,225    Star Tax-Free Money Market Fund (Cost $63,225)...............................  $     63,225
                                                                                                -------------
                  TOTAL INVESTMENTS AT VALUE (COST $15,691,177)-- 98.8%  ......................  $ 15,937,238

                  OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2% ................................       190,070
                                                                                                --------------
                  NET ASSETS-- 100.0% .........................................................  $ 16,127,308
                                                                                                ==============

ETM - Escrowed to maturity.

See accompanying notes to the financial statements.


NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)
==============================================================================
1.   Significant Accounting Policies

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks. Current income is of secondary importance.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation by limiting investments to securities in the four highest quality ratings. Capital appreciation is of secondary importance.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital. Capital appreciation is of secondary importance.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded on the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1996:

------------------------------------------------------------------------------------------------------------
                                                              Government        Government         Alabama
                                                                Street            Street          Tax Free
                                                              Equity Fund        Bond Fund        Bond Fund
-------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation............................   $   12,286,471   $      318,477   $      308,012
Gross unrealized depreciation............................         (377,679)        (646,714)         (61,951)
                                                            ---------------  ---------------  ---------------

Net unrealized appreciation (depreciation)...............   $   11,908,792   $     (328,237) $       246,061
                                                            ===============  ===============  ===============
--------------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

As of March 31, 1996, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $178,365, and $203,770, respectively, which expire through the year 2004. In addition, The Government Street Bond Fund and The Alabama Tax Free Bond Fund realized net capital losses of $17,816 and $2,400, respectively, during the period from November 1, 1995 through March 31, 1996, which are treated for federal income tax purposes as arising in the tax year ending March 31, 1997. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  Investment Transactions

During the six months ended September 30, 1996, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $5,112,419 and $4,705,145, respectively, for The Government Street Equity Fund, $3,522,032 and $2,063,499, respectively, for The Government Street Bond Fund, and $1,476,570 and $487,608, respectively, for The Alabama Tax Free Bond Fund.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .60% of its average daily net assets up to $100 million and
 .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of the Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $13,055 of its investment advisory fees from the Fund during the six months ended September 30, 1996.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, MGF receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, MGF receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, MGF receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of MGF.

The Flippin, Bruce & Porter Funds

Investment Adviser
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P.O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

Transfer Agent and
Shareholder Servicing Agent
MGF Service Corp.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249

Officers
John M. Flippin, President
John T. Bruce, Vice President
 and Portfolio Manager
R.Gregory Porter, III, Vice President

Trustees
Jack E. Brinson
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Samuel B. Witt, III

                       The Flippin, Bruce & Porter Funds

                              Semi-Annual Report
                              September 30, 1996
                                  (Unaudited)

FBP Contrarian Equity Fund
FBP Contrarian Balanced Fund

LETTER TO SHAREHOLDERS.....                                   NOVEMBER 11, 1996
===============================================================================


We are pleased to report on the progress of your Fund and its investments for the semi-annual period from April 1 to September 30, 1996. The following table displays the total return (capital change plus income) of the Funds for the past six months and one year.

                                     Six      Twelve
                                   MONTHS     MONTHS
----------------------------------------------------
FBP Contrarian Equity Fund         7.1%       16.8%
FBP Contrarian Balanced Fund       5.2%       12.7%

REVIEW AND OUTLOOK

The equity markets continued their positive direction as major indices moved to new highs during the past quarter. Following July's brief decline, the markets rallied as interest rates stabilized and earnings improved.

The economy is growing at a moderate pace that allows improving earnings across many industries, without igniting inflationary pressures. This presents an ideal environment for equity gains as we have already witnessed. However, trading at 18 times 1996 projected earnings, the stock market reflects this positive environment and leaves little room for earnings disappointments or interest rate pressures.

While we expect the economy to move forward at a moderate pace over the balance of 1996 and into next year, we do expect consumer spending to be strong this Christmas season. Overall, we look for corporate profit growth to slow, offset somewhat by a positive interest rate setting.

The equity market is becoming much more selective, rewarding those companies that report earnings above expectations with repeatedly higher stock prices. This narrowing of the market will eventually lead to some very good value opportunities. In the interim, we expect a difficult, although positive, environment.

We have been pleased with the strong performance from our investments in retail and financial issues, as well as our largest holding, IBM. Also helping our returns are our PHH Group and First Colony Life Insurance holdings, which are being acquired at prices favorable to our shareholders.

The Funds have received positive reviews during the period. Morningstar, a mutual fund rating company, has given both Funds a "four star" rating for the one and three year periods ending September 30, 1996. The Balanced Fund received a "four star" rating for the five year period as well. In the July 22 issue of Barron's, both Funds were listed favorably with the Balanced Fund the highest rated according to its objective.

COMPARATIVE CHARTS

Performance for each Fund is compared on the next page to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. For the six months and one year ended September 30, 1996, the total return of the S&P 500 index was 7.7% and 20.3%, respectively. Over time, this index has outpaced the FBP Contrarian Balanced Fund which maintains at least 25% bonds. Balanced funds have the growth potential to outpace inflation, but they will typically be outperformed by a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio invested completely in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

Each Fund declared and paid a dividend on October 31 for capital gains realized over the past year. Many funds wait until yearend to make this distribution. By proceeding now, our Funds become more attractive for new and existing shareholders who may want to invest.

Thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.

/s/ John M. Flippin
John M. Flippin
President

/s/John T. Bruce, CFA
John T. Bruce, CFA
Vice President and Portfolio Manager


FBP CONTRARIAN EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in FBP Contrarian
Equity Fund and the Standard & Poor's 500 Index and Consumer Price Index

         STANDARD & POOR'S 500 INDEX:                            FBP CONTRARIAN EQUITY FUND:

                       QTRLY                                                  QTRLY
     DATE              RETURN          BALANCE                  DATE          RETURN           BALANCE
     07/31/93                           10,000              07/31/93                            10,000
     09/30/93           2.99%           10,299              09/30/93           3.05%            10,305
     12/31/93           2.32%           10,538              12/31/93           1.99%            10,510
     03/31/94          -3.79%           10,139              03/31/94          -1.92%            10,308
     06/30/94           0.42%           10,181              06/30/94           0.69%            10,379
     09/30/94           4.88%           10,678              09/30/94           7.34%            11,141
     12/31/94          -0.02%           10,676              12/31/94          -1.30%            10,996
     03/31/95           9.74%           11,716              03/31/95           6.42%            11,702
     06/30/95           9.55%           12,834              06/30/95           9.37%            12,798
     09/30/95           7.95%           13,854              09/30/95           8.53%            13,890
     12/31/95           6.02%           14,688              12/31/95           3.24%            14,340
     03/31/96           5.37%           15,477              03/31/96           5.71%            15,158
     06/30/96           4.49%           16,171              06/30/96           4.54%            15,846
     09/30/96           3.09%           16,671              09/30/96           2.42%            16,229

CONSUMER PRICE INDEX:

                       QTRLY
     DATE              RETURN          BALANCE
     07/31/93                           10,000
     09/30/93           0.40%           10,040
     12/31/93           0.70%           10,110
     03/31/94           0.50%           10,161
     06/30/94           0.60%           10,222
     09/30/94           0.90%           10,314
     12/31/94           0.60%           10,376
     03/31/95           0.80%           10,460
     06/30/95           0.90%           10,554
     09/30/95           0.40%           10,596
     12/31/95           0.50%           10,649
     03/31/96           0.80%           10,735
     06/30/96           1.10%           10,853
     09/30/96           0.44%           10,901

FBP Contrarian Equity Fund - Average Annual Total Returns

1 Year          Since Inception*
16.845          16.51%

* Initial public offering of shares was July 30, 1993.

FBP CONTRARIAN BALANCED FUND

Comparison of the Change in Value of a $10,000 Investment in FBP Contrarian
Balanced Fund and the Standard & Poor's 500 Index and Consumer Price Index

           STANDARD & POOR'S 500 INDEX:                           FBP CONTRARIAN BALANCED FUND:

                      QTRLY                                                  QTRLY
     DATE             RETURN          BALANCE               DATE             RETURN             BALANCE
     07/03/89                          10,000             07/03/89                               10,000
     09/30/89         10.71%           11,071             09/30/89            -1.08%              9,892
     12/31/89          2.06%           11,299             12/31/89             0.05%              9,897
     03/31/90         -3.00%           10,960             03/31/90            -0.30%              9,867
     06/30/90          6.28%           11,648             06/30/90             1.95%             10,059
     09/30/90        -13.75%           10,047             09/30/90           -13.02%              8,749
     12/31/90          8.97%           10,948             12/31/90             4.22%              9,118
     03/31/91         14.53%           12,539             03/31/91            15.76%             10,555
     06/30/91         -0.23%           12,510             06/30/91             1.21%             10,683
     09/30/91          5.35%           13,179             09/30/91             4.18%             11,130
     12/31/91          8.38%           14,284             12/31/91             4.29%             11,607
     03/31/92         -2.53%           13,922             03/31/92             5.23%             12,214
     06/30/92          1.90%           14,187             06/30/92             1.80%             12,434
     09/30/92          3.15%           14,634             09/30/92             0.89%             12,545
     12/31/92          5.03%           15,370             12/31/92             5.82%             13,275
     03/31/93          4.36%           16,040             03/31/93             3.74%             13,772
     06/30/93          0.48%           16,117             06/30/93             0.75%             13,875
     09/30/93          2.58%           16,533             09/30/93             4.13%             14,448
     12/31/93          2.32%           16,916             12/31/93             1.04%             14,598
     03/31/94         -3.79%           16,275             03/31/94            -2.00%             14,306
     06/30/94          0.42%           16,343             06/30/94             0.13%             14,324
     09/30/94          4.88%           17,141             09/30/94             4.82%             15,015
     12/31/94         -0.02%           17,138             12/31/94            -0.97%             14,870
     03/31/95          9.74%           18,807             03/31/95             6.35%             15,814
     06/30/95          9.55%           20,602             06/30/95             7.70%             17,031
     09/30/95          7.95%           22,240             09/30/95             6.43%             18,126
     12/31/95          6.02%           23,579             12/31/95             3.10%             18,689
     03/31/96          5.37%           24,844             03/31/96             3.96%             19,429
     06/30/96          4.49%           25,959             06/30/96             3.40%             20,089
     09/30/96          3.09%           26,762             09/30/96             1.70%             20,431

CONSUMER PRICE INDEX:

                      QTRLY
       DATE           RETURN           BALANCE
     07/03/89                          10,000
     09/30/89          0.75%           10,075
     12/31/89          1.00%           10,151
     03/31/90          2.01%           10,355
     06/30/90          0.90%           10,448
     09/30/90          1.71%           10,627
     12/31/90          1.71%           10,808
     03/31/91          0.90%           10,906
     06/30/91          0.40%           10,950
     09/30/91          0.60%           11,015
     12/31/91          0.90%           11,115
     03/31/92          0.70%           11,193
     06/30/92          0.80%           11,283
     09/30/92          0.70%           11,362
     12/31/92          0.80%           11,453
     03/31/93          0.90%           11,556
     06/30/93          0.60%           11,626
     09/30/93          0.40%           11,672
     12/31/93          0.70%           11,754
     03/31/94          0.50%           11,813
     06/30/94          0.60%           11,884
     09/30/94          0.90%           11,991
     12/31/94          0.60%           12,063
     03/31/95          0.80%           12,159
     06/30/95          0.90%           12,269
     09/30/95          0.40%           12,318
     12/31/95          0.50%           12,380
     03/31/96          0.80%           12,479
     06/30/96          1.10%           12,617
     09/30/96          0.44%           12,673


FBP Contrarian Balanced Fund - Average Annual Total returns

1 Year        5 Years          Since Inception*
12.72%        12.92%           10.37%

* Initial public offering of shares was July 3, 1989.


FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===============================================================================
     SHARES      COMMON STOCKS -- 82.3%                               VALUE
-------------------------------------------------------------------------------
                 BUSINESS INFORMATION SERVICES -- 1.8%
          3,500  Dun & Bradstreet Corporation.................... $     208,688
                                                                  -------------
                 CHEMICALS -- 2.8%
          1,400  Dow Chemical Company............................       112,350
         11,500  Ethyl Corporation...............................       103,500
          2,100  Great Lakes Chemical Corporation................       119,700
                                                                  -------------
                                                                        335,550
                                                                  -------------
                 COMMERCIAL BANKING -- 11.8%
          6,344  Banc One Corporation............................       260,104
          3,900  Chase Manhatten Corporation.....................       312,487
          2,700  Citicorp........................................       244,688
          5,090  First Chicago NBD Corporation...................       230,322
          4,200  NationsBank Corporation.........................       364,875
                                                                  -------------
                                                                      1,412,476
                                                                  -------------
                 COMMUNICATIONS -- 3.9%
          7,600  GTE Corporation.................................       292,600
          2,700  Harris Corporation..............................       175,837
                                                                  -------------
                                                                        468,437
                                                                  -------------
                 COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 6.7%
          2,600  Hewlett-Packard Company.........................       126,750
          4,400  International Business Machines ................       547,800
         11,300  Tandem Computers, Inc.(b) ......................       121,475
                                                                  -------------
                                                                        796,025
                                                                  -------------
                 CONSUMER GOODS & SERVICES -- 5.0%
          7,000  Beverly Enterprises(b)  .........................       76,125
          6,500  Dean Foods Company...............................      183,625
          3,800  Philip Morris Companies, Inc.....................      341,050
                                                                   ------------
                                                                        600,800
                                                                   ------------
                 DRUGS/MEDICAL EQUIPMENT -- 9.6%
          5,300  Allergan, Inc....................................      202,062
          3,800  Bristol-Myers Squibb Company.....................      366,225
          3,400  Johnson & Johnson  ..............................      174,250
          3,000  Merck & Company, Inc.............................      211,125
          4,640  Pharmacia & Upjohn, Inc..........................      191,400
                                                                   ------------
                                                                      1,145,062
                                                                   ------------
                 DURABLE GOODS -- 7.3%
          9,500  Digital Equipment Corporation(b) (c) ............      339,625
          1,200  General Electric Company.........................      109,200
          4,600  Genuine Parts Company............................      201,250
          6,700  WMX Technologies, Inc............................      220,263
                                                                   ------------
                                                                        870,338
                                                                   ------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
     SHARES      COMMON STOCKS -- 82.3%                               VALUE
-------------------------------------------------------------------------------
                 FINANCE -- 2.6%
          4,200  Student Loan Marketing Association............... $    313,425
                                                                   ------------
                 INSURANCE -- 4.3%
          1,200  Aetna Life & Casualty Company....................       84,450
          6,000  First Colony Corporation.........................      213,000
          2,200  Marsh & McLennan Companies, Inc..................      213,675
                                                                   ------------
                                                                        511,125
                                                                   ------------
                 MANAGEMENT SERVICES -- 2.0%
          8,000  PHH Corporation..................................      238,000
                                                                   ------------
                 OIL & OIL DRILLING -- 5.7%
          5,500  Equitable Resources, Inc.........................      156,750
         12,500  Oryx Energy Company(b) ..........................      221,875
          3,500  Pennzoil Company.................................      185,063
          1,400  Schlumberger Limited  ...........................      118,300
                                                                   ------------
                                                                        681,988
                                                                   ------------
                 PAPER & FOREST PRODUCTS -- 1.2%
          3,000  Weyerhaeuser Company.............................      138,375
                                                                   ------------
                 PHOTOGRAPHICAL PRODUCTS -- 1.6%
          2,500  Eastman Kodak Company............................      196,250
                                                                   ------------
                 PRINTING -- 2.0%
          7,300  R. R. Donnelley & Sons Company...................      235,425
                                                                   ------------
                 RETAIL STORES -- 10.6%
         10,000  Apple South, Inc.................................      133,750
          6,900  Circuit City Stores, Inc.........................      249,263
          9,400  Cracker Barrel Old Country Store, Inc............      212,675
         27,000  K-Mart Corporation(b) ...........................      276,750
          6,000  Toys R Us, Inc.(b) ..............................      174,750
          8,400  Wal-Mart Stores, Inc.............................      221,550
                                                                   ------------
                                                                      1,268,738
                                                                   ------------
                 TRANSPORTATION -- 2.6%
          4,800  Alexander & Baldwin, Inc.........................      117,600
          2,500  Federal Express Corporation(b)  .................      198,125
                                                                   ------------
                                                                        315,725
                                                                   ------------
                 TRAVEL & INVESTMENT SERVICES -- .8%
          2,000  American Express Company.........................       92,500
                                                                   ------------
                 TOTAL COMMON STOCKS  (COST $7,514,130) .......... $  9,828,927
                                                                   ------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
      FACE
     AMOUNT      REPURCHASE AGREEMENTS(A) -- 19.6%                    VALUE
-------------------------------------------------------------------------------
$    2,341,000  Star Bank N.A., 5.55%, dated 09/30/96,
                    due 10/01/96, repurchase proceeds
                    $2,341,361 (Cost $2,341,000).................  $  2,341,000
                                                                   ------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                    AT VALUE-- 101.9% ...........................  $ 12,169,927
                 LIABILITIES IN EXCESS OF OTHER
                    ASSETS-- (1.9)% .............................     (230,189)
                                                                   ------------
                 NET ASSETS-- 100.0% ............................  $ 11,939,738
                                                                   =============

(a) Joint repurchase agreement is fully collateralized by $20,205,000 GNMA II, Pool #8373, 5.00%, due 02/20/24. The aggregate market value of the collateral at September 30, 1996 was $20,377,093. The Fund's pro-rata interest in the collateral at September 30, 1996 was $2,543,877.
(b) Non-income producing security.
(c) Security covers a call option.

See accompanying notes to the financial statements.

===============================================================================
FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1996 (UNAUDITED)
===============================================================================
                                                      MARKET
                                                     VALUE OF          PREMIUMS
     SHARES      COVERED CALL OPTIONS                 OPTION           RECEIVED
-------------------------------------------------------------------------------
                 Digital Equipment Corporation,
            400     01/18/97 at $70..............  $         25   $       3,371
                                                   ------------   -------------

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===============================================================================
     SHARES      COMMON STOCKS -- 60.7%                                VALUE
-------------------------------------------------------------------------------
                 BUSINESS INFORMATION SERVICES -- 1.4%
          9,000  Dun & Bradstreet Corporation..................   $     536,625
                                                                  -------------
                 CHEMICALS -- 2.3%
          6,000  Dow Chemical Company..........................         481,500
         20,000  Ethyl Corporation.............................         180,000
          4,400  Great Lakes Chemical Corporation..............         250,800
                                                                  -------------
                                                                        912,300
                                                                  -------------
                 COMMERCIAL BANKING -- 7.5%
         13,590  Banc One Corporation..........................         557,190
          7,500  Chase Manhatten Corporation...................         600,937
          8,000  Citicorp(c) ..................................         725,000
          5,430  First Chicago NBD Corporation.................         245,707
          9,400  NationsBank Corporation.......................         816,625
                                                                  -------------
                                                                      2,945,459
                                                                  -------------
                 COMMUNICATIONS -- 2.9%
         15,000  GTE Corporation...............................         577,500
          8,500  Harris Corporation............................         553,563
                                                                  -------------
                                                                      1,131,063
                                                                  -------------
                 COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 4.9%
          6,000  Hewlett-Packard Company.......................         292,500
         10,000  International Business Machines ..............       1,245,000
         37,000  Tandem Computers, Inc.(b) ....................         397,750
                                                                  -------------
                                                                      1,935,250
                                                                  -------------
                 CONSUMER GOODS & SERVICES -- 3.5%
         10,000  Beverly Enterprises(b) .......................         108,750
          9,000  Dean Foods Company............................         254,250
         11,200  Philip Morris Companies, Inc..................       1,005,200
                                                                  -------------
                                                                      1,368,200
                                                                  -------------
                 DRUGS/MEDICAL EQUIPMENT -- 7.5%
         13,000  Allergan, Inc.................................         495,625
          7,000  Bristol-Myers Squibb Company..................         674,625
         14,400  Johnson & Johnson ............................         738,000
          5,000  Merck & Company, Inc..........................         351,875
         16,400  Pharmacia & Upjohn, Inc.......................         676,500
                                                                  -------------
                                                                      2,936,625
                                                                  -------------
                 DURABLE GOODS -- 5.0%
         20,000  Digital Equipment Corporation(b)(c) ..........         715,000
          5,600  General Electric Company......................         509,600
          4,300  Genuine Parts Company.........................         188,125
         16,000  WMX Technologies, Inc.........................         526,000
                                                                  -------------
                                                                      1,938,725
                                                                  -------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
     SHARES      COMMON STOCKS -- 60.7%                                 VALUE
-------------------------------------------------------------------------------
                 FINANCE -- 1.9%
         10,000  Student Loan Marketing Association............   $     746,250
                                                                  -------------
                 INSURANCE -- 4.7%
          5,300  Aetna Life & Casualty Company.................         372,988
          4,275  American International Group..................         430,706
         15,000  First Colony Corporation......................         532,500
          5,000  Marsh & McLennan Companies, Inc...............         485,625
                                                                  -------------
                                                                       1,821,819
                                                                  -------------
                 MANAGEMENT SERVICES -- 1.4%
         18,000  PHH Corporation...............................         535,500
                                                                  -------------
                 OIL & OIL DRILLING -- 3.6%
          6,800  Equitable Resources, Inc......................         193,800
         25,000  Oryx Energy Company(b) .......................         443,750
          9,600  Pennzoil Company..............................         507,600
          3,000  Schlumberger Limited .........................         253,500
                                                                  -------------
                                                                      1,398,650
                                                                  -------------
                 PAPER & FOREST PRODUCTS -- 1.2%
         10,000  Weyerhaeuser Company..........................         461,250
                                                                  -------------
                 PHOTOGRAPHICAL PRODUCTS -- 1.2%
          5,800  Eastman Kodak Company ........................         455,300
                                                                  -------------
                 PRINTING -- 1.3%
         16,000  R. R. Donnelley & Sons Company................         516,000
                                                                  -------------
                 RETAIL STORES -- 7.6%
         20,000  Apple South, Inc..............................         267,500
         15,600  Circuit City Stores, Inc......................         563,550
         16,000  Cracker Barrel Old Country Store, Inc.........         362,000
         68,000  K-Mart Corporation(b) ........................         697,000
         19,000  Toys R Us, Inc.(b) ...........................         553,375
         20,000  Wal-Mart Stores, Inc..........................         527,500
                                                                  -------------
                                                                      2,970,925
                                                                  -------------
                 TRANSPORTATION -- 1.9%
         8,600   Alexander & Baldwin, Inc......................         210,700
          6,500  Federal Express Corporation(b) ...............         515,125
                                                                  -------------
                                                                        725,825
                                                                  -------------
                 TRAVEL & INVESTMENT SERVICES -- .9%
          8,000  American Express Company......................         370,000
                                                                  -------------
                 TOTAL COMMON STOCKS  (COST $15,412,775) ......   $  23,705,766
                                                                  -------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 18.8%         VALUE
-------------------------------------------------------------------------------
                 U.S. TREASURY NOTES -- 16.5%
 $      500,000     6.25%, due 01/31/97........................   $     501,406
        500,000     5.625%, due 06/30/97.......................         500,000
        200,000     5.50%, due 09/30/97........................         199,500
        500,000     5.375%, due 05/31/98.......................         494,688
        500,000     5.875%, due 08/15/98.......................         498,125
        500,000     5.50%, due 02/28/99........................         492,188
        500,000     6.75%, due 06/30/99........................         506,093
        500,000     7.75%, due 01/31/00........................         520,468
        500,000     5.625%, due 02/28/01.......................         484,375
        500,000     6.375%, due 08/15/02.......................         496,406
        500,000     6.25%, due 02/15/03........................         492,031
        500,000     7.25%, due 05/15/04........................         517,343
        750,000     7.00%, due 07/15/06........................         765,234
                                                                  -------------
                                                                      6,467,857
                                                                  -------------
                 FEDERAL FARM CREDIT BANK -- .5%
        200,000     5.84%, due 12/23/96........................         200,269
                                                                  -------------
                 FEDERAL HOME LOAN BANK -- .5%
        200,000     6.16%, due 01/02/97........................         200,311
                                                                  -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.3%
        460,000     8.625%, due 10/18/21.......................         488,257
                                                                  -------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                    (COST $7,318,389) .........................   $   7,356,694
                                                                  -------------

===============================================================================
    PAR VALUE    CORPORATE BONDS -- 8.4%                                VALUE
-------------------------------------------------------------------------------
                 FINANCE -- 1.2%
                 Signet Banking Corporation,
 $      150,000     9.625%, due 06/01/99.......................   $     159,683
                 United Dominion Realty,
        300,000     7.25%, due 04/01/99........................         301,329
                                                                  -------------
                                                                        461,012
                                                                  -------------
                 INDUSTRIAL -- 3.9%
                 Baxter International, Inc.,
         75,000     9.25%, due 12/15/99........................          80,133
                 Boise Cascade Corporation,
        175,000     10.125%, due 12/15/97......................         182,715
                 Comdisco, Inc.,
        150,000     9.75%, due 01/15/97........................         151,602
                 Dayton Hudson Corporation,
        125,000     9.25%, due 11/15/16........................         130,946
        195,000     9.875%, due 06/01/17.......................         206,166

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===============================================================================
    PAR VALUE    CORPORATE BONDS -- 8.4%                                VALUE
-------------------------------------------------------------------------------
                 Delta Air Equipment Trust,
 $      146,000     9.43%, due 11/17/96........................   $     146,542
                 Georgia Pacific Corporation,
        300,000     9.75%, due 01/15/18........................         315,660
                 Hilton Hotels,
        300,000     7.70%, due 07/15/02........................         303,299
                                                                  -------------
                                                                      1,517,063
                                                                  -------------
                 UTILITIES -- 3.3%
                 Commonwealth Edison Company,
        300,000     9.50%, due 05/01/16........................         314,727
                 Northern State Power Wisconsin,
        300,000     9.125%, due 04/01/21.......................         316,578
                 Niagara Mohawk Power,
        500,000     9.50%, due 03/01/21........................         477,679
                 Texas Eastern Transmission,
        185,000     10.00%, due 10/01/11.......................         194,250
                                                                  -------------
                                                                      1,303,234
                                                                  -------------
                 TOTAL CORPORATE BONDS  (COST $3,235,255) .....   $   3,281,309
                                                                  -------------
                 TOTAL INVESTMENTS AT VALUE
                    (COST $25,966,419)-- 87.9%  ...............   $  34,343,769
                                                                  -------------

===============================================================================
      FACE
     AMOUNT      REPURCHASE AGREEMENTS(A) -- 13.1%                      VALUE
-------------------------------------------------------------------------------
$    5,119,000  Star Bank N.A., 5.55%, dated 09/30/96,
                    due 10/01/96, repurchase proceeds
                    $5,119,789 (Cost $5,119,000)...............   $   5,119,000
                                                                  -------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                    AT VALUE-- 101.0% .........................   $  39,462,769
                 LIABILITIES IN EXCESS OF OTHER
                    ASSETS-- (1.0)% ............................     ( 377,393)
                                                                  -------------
                 NET ASSETS-- 100.0% ...........................  $  39,085,376
                                                                  =============

(a) Joint repurchase agreement is fully collateralized by $20,205,000 GNMA II, Pool #8373, 5.00%, due 02/20/24. The aggregate market value of the collateral at September 30, 1996 was $20,377,093. The Fund's pro-rata interest in the collateral at September 30, 1996 was $5,562,625.
(b)  Non-income producing security.
(c)  Security covers a call option.

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 1996 (UNAUDITED)
==============================================================================================================
                                                                                 MARKET
                                                                                VALUE OF          PREMIUMS
     SHARES      COVERED CALL OPTIONS                                            OPTION           RECEIVED
--------------------------------------------------------------------------------------------------------------
                 Citicorp,
          2,000     01/18/97 at $90......................................     $     11,750     $      10,170
                 Digital Equipment Corporation,
          1,000     01/18/97 at $70......................................               62             8,488
                                                                             --------------   ---------------
                                                                               $     11,812     $      18,658
                                                                             ==============   ===============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)
==============================================================================================================
                                                                                   FBP               FBP
                                                                               CONTRARIAN        CONTRARIAN
                                                                                 EQUITY           BALANCED
                                                                                  FUND              FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
     At acquisition cost.................................................    $   7,514,130     $  25,966,419
                                                                             ==============    =============
     At value (Note 1)...................................................    $   9,828,927     $  34,343,769
   Investments in repurchase agreements (Note 1).........................        2,341,000         5,119,000
   Cash..................................................................              965               669
   Interest receivable...................................................              361           193,761
   Dividends receivable..................................................           20,296            45,792
   Receivable for capital shares sold....................................            1,400            18,160
   Other assets..........................................................              365             3,358
                                                                             --------------    -------------
     TOTAL ASSETS........................................................       12,193,314        39,724,509
                                                                             --------------    -------------

LIABILITIES
   Payable for securities purchased......................................          229,753           554,893
   Payable for capital shares redeemed...................................            1,500             9,525
   Dividends payable.....................................................            7,288            19,046
   Accrued advisory fees (Note 3)........................................            8,360            23,726
   Accrued administration fees (Note 3)..................................            2,000             6,200
   Other accrued expenses................................................            4,650            13,931
   Covered call options, at value (Notes 1 and 4)
     (premiums received $3,371 and $18,658, respectively) ...............               25            11,812
                                                                             --------------    -------------
     TOTAL LIABILITIES...................................................          253,576           639,133
                                                                             --------------    -------------
NET ASSETS ..............................................................    $  11,939,738     $  39,085,376
                                                                             ==============    =============
Net assets consist of:
   Capital shares........................................................    $   9,405,486     $  29,991,606
   Undistributed net investment income...................................              824             7,214
   Accumulated net realized gains from security transactions.............          215,285           702,360
   Net unrealized appreciation on investments............................        2,318,143         8,384,196
                                                                             --------------    -------------
Net assets...............................................................    $  11,939,738     $  39,085,376
                                                                             ==============    =============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value).............................................          790,843         2,533,944
                                                                             ==============    =============
Net asset value, offering price and redemption price per share (Note 1)..    $       15.10     $       15.42
                                                                             ==============    =============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
============================================================================================================
                                                                                   FBP               FBP
                                                                               CONTRARIAN        CONTRARIAN
                                                                                 EQUITY           BALANCED
                                                                                  FUND              FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest..............................................................    $      58,399     $     474,624
   Dividends.............................................................           93,103           235,377
                                                                             --------------    -------------
     TOTAL INVESTMENT INCOME.............................................          151,502           710,001
                                                                             --------------    -------------

EXPENSES
   Investment advisory fees (Note 3).....................................           40,277           137,739
   Administration fees (Note 3)..........................................           12,000            35,307
   Custodian fees........................................................            6,278             9,132
   Professional fees.....................................................            4,141             5,891
   Trustees' fees and expenses...........................................            2,706             2,706
   Registration fees.....................................................            2,031             3,353
   Printing of shareholder reports.......................................            2,395             2,821
   Postage and supplies..................................................            1,753             2,856
   Pricing costs.........................................................              601             2,384
   Other expenses........................................................              242             7,174
                                                                             --------------    -------------
     TOTAL EXPENSES......................................................           72,424           209,363
   Fees waived by the Adviser (Note 3)...................................          ( 5,300 )              --
                                                                             --------------    -------------
     NET EXPENSES........................................................           67,124           209,363
                                                                             --------------    -------------
NET INVESTMENT INCOME ...................................................           84,378           500,638
                                                                             --------------    -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions.........................           62,753           201,075
   Net realized gains on option contracts written........................            7,690            33,006
   Net change in unrealized appreciation/depreciation on investments.....          572,653         1,129,107
                                                                             --------------    -------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................          643,096         1,363,188
                                                                             --------------    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............................    $     727,474     $   1,863,826
                                                                             ==============    =============

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 1996 AND MARCH 31, 1996
=============================================================================================================================
                                                                           FBP CONTRARIAN                 FBP CONTRARIAN
                                                                             EQUITY FUND                   BALANCED FUND
                                                                       SIX MONTHS                    SIX MONTHS
                                                                         ENDED           YEAR           ENDED            YEAR
                                                                      SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED
                                                                           1996         MARCH 31,         1996        MARCH 31,
                                                                       (UNAUDITED)        1996        (UNAUDITED)        1996
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................................   $     84,378    $    124,921   $    500,638   $    959,151
   Net realized gains on:
     Security transactions ........................................         62,753         162,612        201,075      1,151,459
     Option contracts written .....................................          7,690           5,145         33,006         17,162
   Net change in unrealized appreciation/
     depreciation on investments ..................................        572,653       1,328,851      1,129,107      4,142,023
                                                                      ------------    ------------   ------------   ------------
Net increase in net assets from operations ........................        727,474       1,621,529      1,863,826      6,269,795
                                                                      ------------    ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .....................................        (85,437)      ( 124,493 )    ( 500,608 )    ( 958,803 )
   From net realized gains ........................................           --          ( 22,509 )           --      ( 863,702 )
                                                                      ------------    ------------   ------------   ------------
Decrease in net assets from
   distributions to shareholders ..................................        (85,437)      ( 147,002 )   ( 500,608 )   ( 1,822,505 )
                                                                      ------------    ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS(a)
   Proceeds from shares sold ......................................      2,905,535       3,064,694      3,312,924      6,203,415
   Net asset value of shares issued in reinvestment
     of distributions to shareholders .............................         71,231         105,309        465,219      1,739,955
   Payments for shares redeemed ...................................       (768,979)      ( 877,596 )  ( 1,696,716 )  ( 2,725,615 )
                                                                      ------------    ------------   ------------   ------------
Net increase in net assets from
   capital share transactions .....................................      2,207,787       2,292,407      2,081,427      5,217,755
                                                                      ------------    ------------   ------------   ------------
TOTAL INCREASE IN NET ASSETS ......................................      2,849,824       3,766,934      3,444,645      9,665,045
NET ASSETS
   Beginning of period ............................................      9,089,914       5,322,980     35,640,731     25,975,686
                                                                      ------------    ------------   ------------   ------------
   End of period - (including undistributed net
     investment income of $824, $1,883,
     $7,214 and $7,184, respectively) .............................   $ 11,939,738    $  9,089,914   $ 39,085,376   $ 35,640,731
                                                                      ============    ============   ============   ============
(a)Summary of capital share activity:
   Shares sold ....................................................        199,144         227,338        218,431        437,108
   Shares issued in reinvestment of distributions
     to shareholders ..............................................          4,762           7,962         30,328        122,643
   Shares redeemed ................................................        (52,785)       ( 70,241 )    ( 112,808 )    ( 191,450 )
                                                                      ------------    ------------   ------------   ------------
   Net increase in shares outstanding .............................        151,121         165,059        135,951        368,301
   Shares outstanding, beginning of period ........................        639,722         474,663      2,397,993      2,029,692
                                                                      ------------    ------------   ------------   ------------
   Shares outstanding, end of period ..............................        790,843         639,722      2,533,944      2,397,993
                                                                      ============    ============   ============   ============

See accompanying notes to the financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS

===================================================================================================================
                                  SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                     SIX MONTHS
                                                       ENDED          YEAR            YEAR         JULY 30,
                                                   SEPTEMBER 30,      ENDED           ENDED       1993(A) TO
                                                       1996         MARCH 31,       MARCH 31,      MARCH 31,
                                                    (UNAUDITED)       1996            1995           1994
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.........   $      14.21    $      11.21    $     10.15    $     10.00
                                                  ------------   --------------  -------------  --------------
Income from investment operations:
   Net investment income.......................           0.11            0.24           0.21           0.12
   Net realized and unrealized gains
     on investments                                       0.89            3.05           1.14           0.19
                                                  ------------   --------------  -------------  --------------
Total from investment operations...............           1.00            3.29           1.35           0.31
                                                  ------------   --------------  -------------  --------------
Less distributions:
   Dividends from net investment income........         ( 0.11)         ( 0.24 )       ( 0.23 )       ( 0.10 )
   Distributions from net realized gains.......             --          ( 0.05 )       ( 0.06 )       ( 0.06 )
                                                  ------------   --------------  -------------  --------------
Total distributions............................         ( 0.11)         ( 0.29 )       ( 0.29 )       ( 0.16 )
                                                  ------------   --------------  -------------  --------------
Net asset value at end of period...............   $      15.10    $      14.21    $     11.21    $     10.15
                                                  ============   ==============  =============  ==============
Total return...................................         14.13%(c)       29.54%         13.52%          4.59% (c)
                                                  ============   ==============  =============  ==============
Net assets at end of period (000's)............   $     11,940    $      9,090    $     5,323    $     3,135
                                                  ============   ==============  =============  ==============
Ratio of expenses to average net assets(b) ....          1.25%(c)        1.25%          1.25%          1.25% (c)
Ratio of net investment income to average
   net assets                                            1.57%(c)        1.89%          2.15%          1.98% (c)
Portfolio turnover rate........................             7%(c)          12%             9%             7%
Average commission rate per share..............   $     0.1152    $         --    $        --    $        --

(a) Commencement of operations.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.35%(c),1.67%, 2.27% and 3.10%(c) for the periods ended September 30, 1996, March 31, 1996, 1995 and 1994, respectively (Note 3).

(c) Annualized.

See accompanying notes to the financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                            SIX MONTHS
                                               ENDED
                                             SEPT. 30,                  YEARS ENDED MARCH 31,
                                               1996
                                            (UNAUDITED)   1996       1995       1994       1993        1992
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  14.86   $  12.80   $  12.19    $ 12.10    $ 11.10   $   9.90
                                            ---------- ----------  ---------  ---------  ---------  ---------
Income from investment operations:
   Net investment income...................      0.21       0.43       0.38       0.33       0.34       0.36
   Net realized and unrealized gains
     on investments........................      0.56       2.44       0.87       0.15       1.06       1.17
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total from investment operations...........      0.77       2.87       1.25       0.48       1.40       1.53
                                            ---------- ----------  ---------  ---------  ---------  ---------
Less distributions:
   Dividends from net investment income....    ( 0.21)    ( 0.43)    ( 0.39 )   ( 0.32 )   ( 0.35 )   ( 0.33 )
   Distributions from net realized gains...        --     ( 0.38)    ( 0.25 )   ( 0.07 )   ( 0.05 )       --
                                            ---------- ----------  ---------  ---------  ---------  ---------
Total distributions........................    ( 0.21)    ( 0.81)    ( 0.64 )   ( 0.39 )   ( 0.40 )   ( 0.33 )
                                            ---------- ----------  ---------  ---------  ---------  ---------
Net asset value at end of period...........  $  15.42   $  14.86   $  12.80    $ 12.19    $ 12.10   $  11.10
                                            ========== ==========  =========  =========  =========  =========
Total return...............................    10.32%(c)  22.86%     10.54%      3.88%     12.76%     15.71%
                                            ========== ==========  =========  =========  =========  =========
Net assets at end of period (000's)........  $ 39,085   $ 35,641   $ 25,976    $21,969    $16,435   $  9,572
                                            ========== ==========  =========  =========  =========  =========
Ratio of expenses to average net assets....     1.14%(c)   1.17%      1.17%(a)    1.25%(b)   1.31%(b)   1.35%(b)
Ratio of net investment income
   to average net assets...................     2.72%(c)   3.04%      3.10%      2.64%      3.09%      3.61%
Portfolio turnover rate....................       16%(c)     17%        14%        28%        27%        14%
Average commission rate per share..........  $ 0.0848   $     --   $     --    $    --    $    --   $     --

(a) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees for the year ended March 31, 1995 was paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratio of expenses to average net assets would have been 1.20% for the year ended March 31, 1995.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.36%, 1.43% and 1.66% for the years ended March 31, 1994, 1993 and 1992, respectively (Note
  3).

(c) Annualized.

See accompanying notes to the financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
==============================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long-term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long-term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the FBP Contrarian Balanced Fund will ordinarily be traded on the over-the-counter market, and common stocks of each Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1996:

-------------------------------------------------------------------------------------------------------------------
                                                                             FBP CONTRARIAN    FBP CONTRARIAN
                                                                               EQUITY FUND      BALANCED FUND
-------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation............................................    $   2,498,080     $   8,951,258
Gross unrealized depreciation............................................        ( 179,937 )       ( 567,062 )
                                                                             =============     =============
Net unrealized appreciation..............................................    $   2,318,143     $   8,384,196
                                                                             =============     =============
-------------------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the acquisition cost as shown on the Statements of Assets and Liabilities.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 1996, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,215,438 and $292,575, respectively, for the FBP Contrarian Equity Fund and $3,657,865 and $2,534,523, respectively, for the FBP Contrarian Balanced Fund.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets up to $250 million; .65% of the next $250 million of such net assets; and .50% of such net assets in excess of $500 million.

The Adviser currently intends to limit the total operating expenses of the FBP Contrarian Equity Fund to 1.25% of average daily net assets. Accordingly, the Adviser voluntarily waived $5,300 of its investment advisory fees from the FBP Contrarian Equity Fund for the six months ended September 30, 1996.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT

Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, MGF receives a monthly fee from each Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of MGF.

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 1996 is as follows:

-------------------------------------------------------------------------------------------------------------------
                                                          FBP CONTRARIAN                 FBP CONTRARIAN
                                                            EQUITY FUND                   BALANCED FUND

                                                    NUMBER OF        OPTION        NUMBER OF        OPTION
                                                     OPTIONS        PREMIUMS         OPTIONS        PREMIUMS
-------------------------------------------------------------------------------------------------------------------
Options outstanding at beginning of period.....             21    $     13,224            100    $    56,127
Options written................................             --              --             50         17,984
Options cancelled in closing purchase
   transactions................................            ( 3)        ( 1,573 )         ( 22 )     ( 11,549 )
Options expired................................           ( 10)        ( 6,420 )         ( 65 )     ( 29,924 )
Options exercised..............................            ( 4)        ( 1,860 )         ( 33 )     ( 13,980 )
                                                  ------------   --------------  -------------  --------------
Options outstanding at end of period...........              4    $      3,371             30    $    18,658
                                                  ============   ==============  =============  ==============
-------------------------------------------------------------------------------------------------------------------

                         The Jamestown Balanced Fund
                            No Load Mutual Fund

                            Semi-Annual Report
                            September 30, 1996
                               (Unaudited)




Investment Adviser                               Administrator
Lowe, Brockenbrough & Tattersall, Inc.           MGF Service Corp.
6620 West Broad Street                           312 Walnut Street
Suite 300                                        P.O. Box 5354
Richmond, Virginia  23230                        Cincinnati, Ohio  45201-5354
1.804.288.0404                                   1.800.443.4249


THE JAMESTOWN BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996  (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                        $           50,199,071
                                                                                             ==========
      At value (Note 1)                                                          $           61,807,936
   Investments in repurchase agreements (Note 1)                                              3,067,000
   Cash                                                                                             807
   Receivable for securities sold                                                                 7,725
   Receivable for capital shares sold                                                               662
   Interest receivable                                                                          238,493
   Dividends receivable                                                                          61,365
   Other assets                                                                                   1,864
                                                                                             ----------
      TOTAL ASSETS                                                                           65,185,852
                                                                                             ----------

LIABILITIES
   Payable for securities purchased                                                           1,200,854
   Payable for capital shares redeemed                                                           22,380
   Dividends payable                                                                             20,881
   Accrued advisory fees (Note 3)                                                                33,290
   Accrued administration fees (Note 3)                                                           9,400
   Other accrued expenses                                                                        12,751
                                                                                              ---------
      TOTAL LIABILITIES                                                                       1,299,556
                                                                                              ---------

NET ASSETS                                                                       $           63,886,296
                                                                                             ==========

Net assets consist of:
Capital shares                                                                   $           47,757,894
Accumulated net realized gains from security transactions                                     4,513,891
Undistributed net investment income                                                               5,646
Net unrealized appreciation on investments                                                   11,608,865
                                                                                             ----------
   Net assets                                                                    $           63,886,296
                                                                                             ==========

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                                  4,148,413
                                                                                             ==========

Net asset value, offering price and redemption price per share (Note 1)          $                15.40
                                                                                             ==========

See accompanying notes to the financial statements.


THE JAMESTOWN BALANCED FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996  (Unaudited)

INVESTMENT INCOME
   Interest                                                                                $            667,452
   Dividends                                                                                            362,804
                                                                                                      ---------
      TOTAL INVESTMENT INCOME                                                                         1,030,256
                                                                                                      ---------

EXPENSES
   Investment advisory fees (Note 3)                                                                    199,851
   Administration fees (Note 3)                                                                          55,523
   Custodian fees                                                                                        10,011
   Professional fees                                                                                      6,634
   Trustees' fees and expenses                                                                            2,706
   Pricing costs                                                                                          2,677
   Registration expenses                                                                                  2,473
   Insurance expense                                                                                      2,145
   Postage and supplies                                                                                   1,609
   Printing of shareholder reports                                                                        1,248
   Other expenses                                                                                         4,900
                                                                                                      ---------
      TOTAL EXPENSES                                                                                    289,777
   Expenses reimbursed through a directed brokerage arrangement (Note 4)                                (13,061)
                                                                                                      ---------
      NET EXPENSES                                                                                      276,716
                                                                                                      ---------

NET INVESTMENT INCOME                                                                                   753,540
                                                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                                      2,053,387
   Net change in unrealized appreciation/depreciation on investments                                    588,863
                                                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                      2,642,250
                                                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $          3,395,790
                                                                                                      =========

See accompanying notes to the financial statements.


THE JAMESTOWN BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996


                                                                                          Six Months
                                                                                             Ended                 Year
                                                                                           Sept. 30                Ended
                                                                                             1996                March 31,
                                                                                          (Unaudited)               1996
FROM OPERATIONS:
   Net investment income                                                             $          753,540    $        1,446,610
   Net realized gains from security transactions                                              2,053,387             4,448,919
   Net change in unrealized appreciation/depreciation
      on investments                                                                            588,863             5,730,142
                                                                                              ---------            ----------
Net increase in net assets from operations                                                    3,395,790            11,625,671
                                                                                              ---------            ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                  (759,250)           (1,451,395)
   From net realized gains from security transactions                                                --            (1,982,339)
                                                                                               --------            ----------
Decrease in net assets from distributions to shareholders                                      (759,250)           (3,433,734)
                                                                                               --------            ----------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                                  3,025,760             5,197,403
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                          718,587             3,265,651
   Payments for shares redeemed                                                              (4,070,868)           (7,140,816)
                                                                                              ---------             ---------
Net increase (decrease) in net assets from capital share transactions                          (326,521)            1,322,238
                                                                                              ---------             ---------
TOTAL INCREASE IN NET ASSETS                                                                  2,310,019             9,514,175

NET ASSETS:
   Beginning of period                                                                       61,576,277            52,062,102
                                                                                             ----------            ----------
   End of period - (including undistributed net investment
      income of $5,646 and $11,356, respectively)                                    $       63,886,296    $       61,576,277
                                                                                             ==========            ==========


(a)Number of shares:

   Sold                                                                                         200,637               370,290
   Reinvested                                                                                    47,064               229,365
   Redeemed                                                                                    (269,679)             (510,212)
                                                                                             ----------             ----------
   Net increase (decrease) in shares outstanding                                                (21,978)               89,443
   Shares outstanding, beginning of period                                                    4,170,391             4,080,948
                                                                                             ----------             ---------
   Shares outstanding, end of period                                                          4,148,413             4,170,391
                                                                                             ==========             =========


See accompanying notes to the financial statements.


THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                          Six Months
                                                             Ended
                                                           Sept. 30                Years Ended March 31,
                                                             1996
                                                          (Unaudited)       1996       1995      1994         1993       1992
                                                           ---------      -------    -------    ------      -------     -------

Net asset value at beginning of period                      $14.77        $12.76     $12.15     $12.49      $11.52      $10.88
                                                           ---------      -------    -------    ------      -------     -------

Income from investment operations:
   Net investment income                                      0.19          0.36       0.33       0.30        0.31        0.32
   Net realized and unrealized gains (losses)
      on investments                                          0.63          2.50       0.90      (0.18)       1.11        0.67
                                                           ---------      -------    -------    -------     -------     -------
Total from investment operations                              0.82          2.86       1.23       0.12        1.42        0.99
                                                           ---------      -------    -------    -------     -------     -------

Less distributions:
   Dividends from net investment income                      (0.19)        (0.36)     (0.33)     (0.30)      (0.31)      (0.31)
   Distributions from net realized gains                        --         (0.49)     (0.29)     (0.16)      (0.14)      (0.04)
                                                           ---------      -------    -------    -------     -------     -------
Total distributions                                          (0.19)        (0.85)     (0.62)     (0.46)      (0.45)      (0.35)
                                                           ---------      -------    -------    -------     -------     -------

Net asset value at end of period                            $15.40        $14.77     $12.76     $12.15      $12.49      $11.52
                                                           ========       =======    =======    =======     =======     =======

Total return                                                11.07%(b)      22.79%     10.54%      0.94%      12.50%       9.16%
                                                           ========       =======    =======    =======     =======     =======

Net assets at end of period (000's)                        $63,886        $61,576    $52,062    $46,928     $40,512     $23,786
                                                           ========       =======    =======    =======     =======     =======

Ratio of expenses to average net assets (a)                  0.94%(b)       0.93%      0.96%      0.98%       0.99%       1.19%

Ratio of net investment income to average
   net assets                                                2.41%(b)       2.52%      2.72%      2.47%       2.59%       3.00%

Portfolio turnover rate                                        76%(b)         72%        95%       123%        134%        153%

Average commission rate per share                           $0.0666           --         --         --          --          --


(a)For the periods ended September 30, 1996 and March 31, 1996, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement.  For years prior to March 31,1996, the ratio was determined based on net expenses after expense reimbursements through the directed brokerage arrangement.  Absent such expense reimbursements, the ratios of expenses to average net assets would have been 0.99%, 1.01%
   and 1.07% for the years ended March 31, 1995, 1994 and 1993, respectively  (Note 4).

(b)Annualized.

See accompanying notes to the financial statements.


    THE JAMESTOWN BALANCED FUND
    PORTFOLIO OF INVESTMENTS
    September 30, 1996 (Unaudited)

       Shares                                                                                          Value
                      COMMON STOCKS - 67.5%
                      Advertising - 1.8%
          25,000        Interpublic Group of Companies, Inc.                                    $      1,181,250
                                                                                                      ----------
                      Aerospace - 2.3%
          26,000        Raytheon Company                                                               1,446,250
                                                                                                      ----------
                      Building and Construction - 2.3%
          33,400        Foster Wheeler Corporation                                                     1,461,250
                                                                                                      ----------
                       Chemicals - 2.4%
          14,000        Air Products & Chemicals, Inc.                                                   815,500
          15,800        Loctite Corporation                                                              714,950
                                                                                                      ----------
                                                                                                       1,530,450
                                                                                                      ----------
                      Commercial Banking - 3.8%
          16,000        Federal National Mortgage Association                                            558,000
          16,700        First Union Corporation                                                        1,114,725
           9,000        NationsBank Corporation                                                          781,875
                                                                                                      ----------
                                                                                                       2,454,600
                                                                                                      ----------
                      Communications - 2.8%
          41,000        Alltel Corporation                                                             1,142,875
          26,000        Equifax, Inc.                                                                    685,750
                                                                                                      ----------
                                                                                                       1,828,625
                                                                                                      ----------
                      Computers/Computer Technology Services - 6.0%
          12,500        Cabletron Systems (b)                                                            853,125
          14,000        Cisco Systems, Inc. (b)                                                          868,875
          14,600        Computer Sciences Corporation (b)                                              1,122,375
          10,300        Intel Corporation                                                                983,006
                                                                                                      ----------
                                                                                                       3,827,381
                                                                                                      ----------
                      Consumer Products - 13.0%
          19,800        Avon Products, Inc.                                                              982,575
          74,000        Coleman Company, Inc. (b)                                                      1,091,500
          16,000        General Electric Company                                                       1,456,000
          14,500        Kimberly-Clark Corporation                                                     1,277,812
          11,000        Motorola, Inc.                                                                   567,875
           7,500        Procter & Gamble Company                                                         731,250
          41,000        Sysco Corporation                                                              1,378,625
          35,000        Whitman Corporation                                                              809,375
                                                                                                       8,295,012
                                                                                                      ----------


       Shares                                                                                          Value
                      COMMON STOCKS - Continued
                      Drugs/Medical Equipment - 6.4%
          30,000        Abbott Laboratories                                                     $      1,477,500
          18,900        Merck and Company, Inc.                                                        1,330,088
          21,000        Schering-Plough                                                                1,291,500
                                                                                                      ----------
                                                                                                       4,099,088
                                                                                                      ----------
                      Durable Goods - 2.0%
          26,000        Avnet, Inc.                                                                    1,261,000
                                                                                                      ----------
                      Electronics - 1.7%
          22,000        Hewlett-Packard Company                                                        1,072,500
                                                                                                      ----------
                      Entertainment - 1.8%
          18,270        Walt Disney Company                                                            1,157,861
                                                                                                      ----------
                      Fast Food Restaurants - 1.5%
          20,000        McDonald's Corporation                                                           947,500
                                                                                                      ----------
                      Fire Systems - 2.1%
          32,000        Tyco International Ltd.                                                        1,380,000
                                                                                                      ----------
                      Food Productions - 2.2%
           6,900        Conagra, Inc.                                                                    339,825
          14,000        CPC International, Inc.                                                        1,048,250
                                                                                                      ----------
                                                                                                       1,388,075
                                                                                                      ----------
                      Health Care Centers - 4.6%
          30,000        Columbia/HCA Healthcare Corporation                                            1,706,250
          32,000        Manor Care, Inc.                                                               1,228,000
                                                                                                      ----------
                                                                                                       2,934,250
                                                                                                      ----------
                      Insurance - 2.9%
          12,000        American International Group                                                   1,209,000
          12,000        Jefferson-Pilot Corporation                                                      621,000
                                                                                                      ----------
                                                                                                       1,830,000
                                                                                                      ----------
                      Oil and Gas Drilling - 4.8%
          17,500        Amoco Corporation                                                              1,233,750
          24,000        Coastal Corporation                                                              990,000
           9,200        Texaco, Inc.                                                                     846,400
                                                                                                      ----------
                                                                                                       3,070,150
                                                                                                      ----------
                      Real Estate - 1.6%
          72,000        United Dominion Realty Trust                                                   1,008,000
                                                                                                      ----------


       Shares                                                                                          Value
                      COMMON STOCKS - Continued
                      Retail Stores - 1.5%                                                      $
          27,000        Circuit City Stores, Inc.                                                        975,375
                                                                                                      ----------
                      Total Common Stocks (Cost $31,621,319)                                    $     43,148,617
                                                                                                      ----------

      Par Value
                      U.S. TREASURY NOTES - 12.7%
  $    1,000,000        5.125%, due 04/30/1998                                                  $        986,560
       1,125,000        7.75%, due 11/30/1999                                                          1,170,000
       1,765,000        6.25%, due 02/15/2003                                                          1,736,866
       4,075,000        7.25%, due 08/15/2004                                                          4,221,455
                                                                                                      ----------
                      Total U.S. Treasury Notes (Cost $8,030,183)                               $      8,114,881
                                                                                                      ----------
                      MORTGAGE-BACKED SECURITIES - 5.2%
                      Federal Home Loan Mortgage Corporation - 1.9%
  $      356,515        Pool #G50153, 4.50%, due 05/01/1999                                     $        342,812
         222,886        Pool #162-E, 7.00%, due 12/15/2020                                               224,418
         127,976        Pool #D69139, 6.5%, due 03/01/2026                                               120,498
         553,677        Pool #D70284, 6.5%, due 04/01/2026                                               520,800
                                                                                                      ----------
                                                                                                       1,208,528
                                                                                                      ----------
                      Federal National Mortgage Association - .8%
         250,365        Series #88-29B, 9.50%, due 12/25/2018                                            259,910
         267,710        Series #70, 8.50%, due 01/01/2012                                                277,195
                                                                                                      ----------
                                                                                                         537,105
                                                                                                      ----------
                      Government National Mortgage Association - 1.1%
         609,949        Series #343536, 7.5%, due 02/15/2023                                             606,308
          92,227        Series #327273, 7.5%, due 08/15/2022                                              91,677
                                                                                                      ----------
                                                                                                         697,985
                                                                                                      ----------
                      Other Mortgage-Backed Securities - 1.4%
                        Agricultural Mortgage Backed Securities #BA-1001-1,
          375000          6.921%, due 01/25/2003                                                         369,609
                        Lehman Brothers Mortgage Trust #91-2-A1,
         187,710          8.00%, due 03/20/1999                                                          190,819
                        Resolution Trust Corporation #95-1-A2B,
         300,000          7.50%, due 10/25/2028                                                          300,656
                                                                                                      ----------
                                                                                                         861,084
                                                                                                      ----------
                      Total Mortgage-Backed Securities (Cost $3,297,919)                        $      3,304,702
                                                                                                      ----------


      Par Value                                                                                        Value
                      ASSET-BACKED SECURITIES - 2.6%
                      Advanta Mortgage Loan Trust #92-2-A2,
  $      365,000        7.03%, due 03/25/2011                                                   $        364,818
                      AFG Receivables Trust #95-A-A,
         309,625        6.15%, due 09/15/2000                                                            308,944
                      Fleetwood Credit Corporation Grantor Trust #95-A-A,
         572,031        8.45%, due 11/15/2010                                                            591,869
                      Nationscredit Grantor Trust #96-1-A,
         425,271        5.85%, due 09/15/2011                                                            414,767
                                                                                                      ----------
                      Total Asset-Backed Securities (Cost $1,694,991)                           $      1,680,398
                                                                                                      ----------
                      CORPORATE BONDS - 8.7%
                      Beneficial Corporation Medium Term Notes,
  $      275,000        8.05%, due 11/16/1998                                                   $        282,870
                      Caterpillar Financial Services Medium Term Notes,
         450,000        6.80%, due 06/15/1999                                                            452,065
                      Commercial Credit Corporation,
         275,000        10.00%, due 05/01/1999                                                           296,766
                      Commonwealth Edison,
         350,000        7.00%, due 02/01/1997                                                            350,900
                      Fleet Mortgage Group Medium Term Notes,
         400,000        7.25%, due 01/15/1998                                                            404,588
                      Ford Motor Credit Medium Term Notes,
         225,000        7.55%, due 07/19/1999                                                            230,060
                      Ford Motor Credit,
         200,000        8.00%, due 12/01/1997                                                            203,868
                      GMAC Medium Term Notes,
         525,000        6.65%, due 05/24/2000                                                            522,139
                      International Lease Finance Corporation,
         425,000        6.42%, due 09/11/2000                                                            418,765
                      Meridian Bancorp, Inc.,
         175,000        5.69%, floating rate, due 12/01/1996                                             175,088
                      Merrill Lynch and Company Medium Term Notes,
         375,000        7.05%, due 05/08/2001                                                            377,749
                      National City Corporation,
         175,000        5.77%, floating rate, due 01/31/1997                                             175,137
                      Nationsbank Medium Term Notes,
         500,000        5.80%, due 01/31/2001                                                            479,800
                      Northern Trust Corporation,
         100,000        9.00%, due 05/15/1998                                                            104,164
                      Pacific Bell,
         400,000        6.875%, due 08/15/2006                                                           391,292


      Par Value                                                                                        Value
                      COPORATE BONDS - Continued
                      Sears Roebuck & Co. Medium Term Notes,
  $      275,000        5.96%, due 12/07/2000                                                   $        266,354
                      World Savings and Loan Association,
         425,000        7.625%, due 02/18/1997                                                           427,733
                                                                                                      ----------
                      Total Corporate Bonds (Cost $5,554,659)                                   $      5,559,338
                                                                                                      ----------
                      Total Investments at Value (Cost $50,199,071) - 96.7%                     $     61,807,936
                                                                                                      ----------
     Face Value
                      REPURCHASE AGREEMENTS (a) - 4.8%
                      Star Bank, N.A., 5.55%, dated 09/30/1996, due 10/01/1996
  $    3,067,000        repurchase proceeds $3,067,473 (Cost $3,067,000)                        $      3,067,000
                                                                                                      ----------
                      Total Investments and Repurchase Agreements
                        at Value - 101.5%                                                       $     64,874,936

                      Liabilities in Excess of Other Assets - (1.5)%                                    (988,640)
                                                                                                      ----------
                      Net Assets - 100.0%                                                       $     63,886,296
                                                                                                      ==========

(a)Joint repurchase agreement is fully collateralized by $20,205,000 GNMA II, Pool
   #8373, 5.00%, due 02/20/2024. The aggregate market value of the collateral at
   September 30, 1996 was $20,377,093.  The Fund's pro-rata interest in the collateral at September 30, 1996 was $3,332,794.

(b)Non-income producing security.

See accompanying notes to the financial statements.


THE JAMESTOWN BALANCED FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown Balanced Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Invest- ment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on July 3, 1989.

The Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market, and common stocks of the Fund will ordinarily be traded on a national securities exchange, but may also be traded on the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Dividend income is recorded on the ex-dividend date. Discounts arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilites at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $50,313,812 as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . . $12,111,287
          Gross unrealized depreciation. . . . . . . .    (617,163)
                                                        -----------
          Net unrealized appreciation. . . . . . . . .  $11,494,124
                                                        ===========


2.  Investment Transactions

During the six months ended  September  30, 1996,  purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $23,269,673 and $21,991,542, respectively.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% of its average daily net assets up to $250 million; .60% of the next $250 million of such net assets; and .55% of such net assets in excess of $500 million.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such net assets; and .15% of such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

4.  Directed Brokerage Arrangement

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $13,061 for the six months ended September 30, 1996.

                        The Jamestown Equity Fund
                          No Load Mutual Fund


                           Semi-Annual Report
                           September 30, 1996
                               (Unaudited)





 Investment Adviser                                Administrator
 Lowe, Brockenbrough & Tattersall, Inc.            MGF Service Corp.
 6620 West Broad Street                            312 Walnut Street
 Suite 300                                         P.O. Box 5354
 Richmond, Virginia  23230                         Cincinnati, Ohio  45201-5354
 1.804.288.0404                                    1.800.443.4249


THE JAMESTOWN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                              $          17,870,893
                                                                                 ===========
      At value (Note 1)                                                $          21,651,872
   Investments in repurchase agreements (Note 1)                                   1,962,000
   Cash                                                                                  339
   Receivable for capital shares sold                                                  1,876
   Dividends receivable                                                               31,037
   Interest receivable                                                                   303
   Other assets                                                                        4,557
                                                                                 -----------
      TOTAL ASSETS                                                                23,651,984
                                                                                 -----------
LIABILITIES
   Payable for securities purchased                                                  284,399
   Dividends payable                                                                   5,956
   Accrued advisory fees (Note 3)                                                     11,877
   Accrued administration fees (Note 3)                                                3,700
   Other accrued expenses                                                                841
                                                                                 -----------
      TOTAL LIABILITIES                                                              306,773
                                                                                 -----------
NET ASSETS                                                             $          23,345,211
                                                                                 ===========
Net assets consist of:
Capital shares                                                         $          18,878,735
Accumulated net realized gains from security transactions                            685,209
Undistributed net investment income                                                      288
Net unrealized appreciation on investments                                         3,780,979
                                                                                 -----------
Net assets                                                             $          23,345,211
                                                                                 ===========
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                       1,572,539
                                                                                 ===========
Net asset value, offering price and redemption price per
   share (Note 1)                                                      $               14.85
                                                                                 ===========

See accompanying notes to the financial statements.


THE JAMESTOWN EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996 (Unaudited)

INVESTMENT INCOME
   Dividends                                                         $             162,015
   Interest                                                                         41,702
                                                                                ----------
      TOTAL INVESTMENT INCOME                                                      203,717
                                                                                ----------
EXPENSES
   Investment advisory fees (Note 3)                                                66,103
   Administration fees (Note 3)                                                     20,327
   Custodian fees                                                                    5,512
   Professional fees                                                                 4,104
   Registration fees                                                                 3,654
   Trustees' fees and expenses                                                       2,706
   Printing of shareholder reports                                                   1,131
   Other expenses                                                                    1,049
                                                                                ----------
      TOTAL EXPENSES                                                               104,586
   Expenses reimbursed through a directed brokerage arrangement (Note 4)            (5,940)
                                                                                ----------
      NET EXPENSES                                                                  98,646
                                                                                ----------
NET INVESTMENT INCOME                                                              105,071
                                                                                ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                   431,522
   Net change in unrealized appreciation/depreciation on investments               894,482
                                                                                ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 1,326,004
                                                                                ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $           1,431,075
                                                                                ==========

See accompanying notes to the financial statements.


THE JAMESTOWN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996


                                                                                              Six Months
                                                                                                 Ended                Year
                                                                                               Sept. 30,              Ended
                                                                                                 1996               March 31,
                                                                                              (Unaudited)              1996
FROM OPERATIONS:
   Net investment income                                                             $          105,071   $           155,881
   Net realized gains from security transactions                                                431,522               567,635
   Net change in unrealized appreciation/depreciation
      on investments                                                                            894,482             2,204,131
                                                                                             ----------            ----------
Net increase in net assets from operations                                                    1,431,075             2,927,647
                                                                                             ----------            ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                  (107,643)             (153,763)
   From net realized gains from security transactions                                                --              (304,491)
                                                                                             ----------            ----------
Decrease in net assets from distributions to shareholders                                      (107,643)             (458,254)
                                                                                             ----------            ----------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                                  5,223,425             7,025,441
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                           96,128               420,203
   Payments for shares redeemed                                                              (1,154,296)             (169,689)
                                                                                             ----------            ----------
Net increase in net assets from capital share transactions                                    4,165,257             7,275,955
                                                                                             ----------            ----------
TOTAL INCREASE IN NET ASSETS                                                                  5,488,689             9,745,348

NET ASSETS:
   Beginning of period                                                                       17,856,522             8,111,174
                                                                                            -----------            ----------
   End of period - (including undistributed net investment
      income of $288 and $2,860, respectively)                                       $       23,345,211   $        17,856,522
                                                                                            ===========            ==========
 (a)Number of shares:
   Sold                                                                                         368,937               542,324
   Reinvested                                                                                     6,546                31,979
   Redeemed                                                                                     (82,355)              (13,292)
                                                                                            -----------            ----------
   Net increase in shares outstanding                                                           293,128               561,011
   Shares outstanding, beginning of period                                                    1,279,411               718,400
                                                                                            -----------            ----------
   Shares outstanding, end of period                                                          1,572,539             1,279,411
                                                                                            ===========            ==========

See accompanying notes to the financial statements.


THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period



                                                        Six Months
                                                           Ended                                                    Period
                                                         Sept. 30,                 Years ended March 31,            Ended
                                                           1996                                                     March 31,
                                                        (Unaudited)          1996          1995          1994       1993 (a)
                                                        -----------        -------       -------       -------     ---------
Net asset value at beginning of period                      $13.96         $11.29        $10.19        $10.18        $10.00
                                                        -----------       --------      --------      --------     ---------
Income from investment operations:
   Net investment income                                      0.07           0.15          0.10          0.08          0.04
   Net realized and unrealized gains (losses)
      on investments                                          0.89           2.98          1.15         (0.01)         0.18
                                                        -----------       --------      --------      --------     ----------
Total from investment operations                              0.96           3.13          1.25          0.07          0.22
                                                        -----------       --------      --------      --------     ----------
Less distributions:
   Dividends from net investment income                      (0.07)         (0.15)        (0.12)        (0.06)        (0.04)
   Distributions from net realized gains                        --          (0.31)        (0.03)          --            --
                                                        -----------       --------      --------      --------     ----------
Total distributions                                          (0.07)         (0.46)        (0.15)        (0.06)        (0.04)
                                                        -----------       --------      --------      --------     ----------
Net asset value at end of period                            $14.85         $13.96        $11.29        $10.19        $10.18
                                                        ===========       ========      ========      ========     ==========
Total return                                                 13.80%(c)      28.00%        12.33%         0.67%         6.81%(c)
                                                        ===========       ========      ========      ========     ==========
Net assets at end of period (000's)                         $23,345        $17,857        $8,111        $2,811        $1,953
                                                        ===========       ========      ========      ========     ===========
Ratio of expenses to average net assets (b)                   1.03%(c)       1.14%         1.44%         1.50%         1.50%(c)

Ratio of net investment income to average net assets          0.97%(c)       1.27%         1.18%         0.82%         1.13%(c)

Portfolio turnover rate                                         49%(c)         54%           48%           92%           54%

Average commission rate per share                           $0.0688            --            --            --            --

(a)Represents the period from the commencement of operations (December 1, 1992) through March 31, 1993.

(b)For the periods ended September 30, 1996 and March 31, 1996, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement (Note 4).  Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.99%, 3.16% and 3.19%
   (c) for the periods ended March 31, 1995, 1994 and 1993, respectively.

(c)Annualized.

See accompanying notes to the financial statements.


    THE JAMESTOWN EQUITY FUND
    PORTFOLIO OF INVESTMENTS
    September 30, 1996 (Unaudited)
          Shares                                                                                      Value
                    COMMON STOCKS - 92.7%
                    Advertising - 2.6%
          12,900      Interpublic Group of Companies, Inc.                                      $       609,525
                                                                                                ---------------
                    Aerospace - 3.2%
          13,300      Raytheon Company                                                                  739,813
                                                                                                ---------------
                    Building and Construction - 3.2%
          17,000      Foster Wheeler Corporation                                                        743,750
                                                                                                ---------------
                    Chemicals - 3.3%
           6,900      Air Products & Chemicals, Inc.                                                    401,925
           8,100      Loctite Corporation                                                               366,525
                                                                                                ---------------
                                                                                                        768,450
                                                                                                ---------------
                    Commercial Banking - 5.4%
           9,500      Federal National Mortgage Association                                             331,313
           8,200      First Union Corporation                                                           547,350
           4,500      NationsBank Corporation                                                           390,937
                                                                                                ---------------
                                                                                                      1,269,600
                                                                                                ---------------
                    Communications - 4.4%
          22,300      Alltel Corporation                                                                621,612
          11,900      Equifax, Inc.                                                                     313,863
           2,000      Lucent Technologies, Inc.                                                          91,750
                                                                                                ---------------
                                                                                                      1,027,225
                                                                                                ---------------
                    Computers/Computer Technology Services - 8.3%
           6,300      Cabletron Systems (b)                                                             429,975
           8,000      Cisco Systems, Inc. (b)                                                           496,500
           6,500      Computer Sciences Corporation (b)                                                 499,687
           5,300      Intel Corporation                                                                 505,819
                                                                                                ---------------
                                                                                                      1,931,981
                                                                                                ---------------

                    Consumer Products - 20.7%
           9,400      Avon Products, Inc.                                                               466,475
          39,000      Coleman Company, Inc. (b)                                                         575,250
           7,100      CPC International, Inc.                                                           531,612
           8,800      General Electric Company                                                          800,800
           7,700      Kimberly-Clark Corporation                                                        678,562
           4,700      Motorola, Inc.                                                                    242,638
           3,500      Procter & Gamble Company                                                          341,250
          21,700      Sysco Corporation                                                                 729,662
          20,500      Whitman Corporation                                                               474,063
                                                                                                ---------------
                                                                                                      4,840,312
                                                                                                ---------------

          Shares                                                                                      Value
                    COMMON STOCKS - Continued
                    Drugs/Medical Equipment - 8.5%
          13,400      Abbott Laboratories                                                       $       659,950
           9,500      Merck and Company, Inc.                                                           668,562
          10,800      Schering-Plough Corporation                                                       664,200
                                                                                                ---------------
                                                                                                      1,992,712
                                                                                                ---------------
                    Durable Goods - 2.8%
          13,600      Avnet, Inc.                                                                       659,600
                                                                                                ---------------
                    Electronics - 1.9%
           9,000      Hewlett-Packard Company                                                           438,750
                                                                                                ---------------
                    Entertainment - 2.4%
           8,903      Walt Disney Company                                                               564,228
                                                                                                ---------------
                    Fast Food Restaurants - 1.8%
           9,000      McDonald's Corporation                                                            426,375
                                                                                                ---------------
                    Fire Systems - 2.9%
          15,500      Tyco International Ltd.                                                           668,438
                                                                                                ---------------
                    Food Productions - .8%
           4,000      Conagra, Inc.                                                                     197,000
                                                                                                ---------------
                    Health Care Centers - 6.5%
          15,700      Columbia/HCA Healthcare Corporation                                               892,938
          16,000      Manor Care, Inc.                                                                  614,000
                                                                                                ---------------
                                                                                                      1,506,938
                                                                                                ---------------
                    Insurance - 3.9%
           5,700      American International Group                                                      574,275
           6,500      Jefferson-Pilot Corporation                                                       336,375
                                                                                                ---------------
                                                                                                        910,650
                                                                                                ---------------

                    Oil and Gas Drilling - 6.5%
           9,000      Amoco Corporation                                                                 634,500
          12,000      Coastal Corporation                                                               495,000
           4,200      Texaco, Inc.                                                                      386,400
                                                                                                ---------------
                                                                                                      1,515,900
                                                                                                ---------------
                    Real Estate - 1.6%
          26,500      United Dominion Realty Trust                                                      371,000
                                                                                                ---------------

       Shares                                                                                         Value
                    COMMON STOCKS - Continued
                    Retail Stores - 2.0%
          13,000      Circuit City Stores, Inc.                                                 $       469,625
                                                                                                ---------------
                    Total Common Stocks (Cost $17,870,893)                                      $    21,651,872
                                                                                                ---------------
        Face
        Value
                    REPURCHASE AGREEMENTS (a) - 8.5%
  $    1,962,000    Star Bank, N.A., 5.55%, dated 09/30/1996, due 10/01/1996,
                      repurchase proceeds $1,962,302 (Cost $1,962,000)                          $     1,962,000
                                                                                                ---------------
                    Total Investments and Repurchase Agreements
                      at Value - 101.2%                                                         $    23,613,872
                    Liabilities in Excess of Other Assets - (1.2)%                                     (268,661)
                                                                                                ---------------
                    Net Assets - 100.0%                                                         $    23,345,211
                                                                                                ===============

(a)Joint repurchase agreement is fully collateralized by $20,205,000 GNMA
II, Pool #8373, 5.00%, due 02/20/2024. The aggregate market value of the collateral at September 30, 1996 was $20,377,093. The Fund's pro-rata interest in the collateral at September 30, 1996 was $2,132,032.

(b)Non-income producing security.

See accompanying notes to the finacial statements.

                          THE JAMESTOWN EQUITY FUND
                        NOTES TO FINANCIAL STATEMENTS
                        September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 1, 1992.

The Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $17,893,455 as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . . $ 4,060,126
          Gross unrealized depreciation. . . . . . . .    (301,709)
          Net unrealized appreciation. . . . . . . . . $ 3,758,417

2.  Investment Transactions
During the six months ended September 30, 1996, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $8,733,344 and $4,561,752, respectively.


3. Transactions with Affiliates
INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall,
Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .65% of its average daily net assets up to $500 million and .50% of such net assets in excess of $500 million.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such net assets; and .15% of such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

4.  Directed Brokerage Arrangement

In order to reduce the total operating expenses of the Fund, the Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $5,940 for the six months ended September 30, 1996.

                            The Jamestown Bond Fund
                              No Load Mutual Fund

                              Semi-Annual Report
                              September 30, 1996
                                  (Unaudited)


Investment Adviser                              Administrator
Lowe, Brockenbrough & Tattersall, Inc.          MGF Service Corp.
6620 West Broad Street                          312 Walnut Street
Suite 300                                       P.O. Box 5354
Richmond, Virginia  23230                       Cincinnati, Ohio  45201-5354
1.804.288.0404                                  1.800.443.4249


THE JAMESTOWN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                                    $ 77,143,249
                                                                             ============
      At value (Note 1)                                                      $ 77,171,354
   Investments in repurchase agreements (Note 1)                                2,532,000
   Cash                                                                               434
   Receivable for securities sold                                               1,313,113
   Receivable for capital shares sold                                               6,122
   Interest receivable                                                            880,468
   Dividends receivable                                                            21,131
   Other assets                                                                    18,384
                                                                             ------------
      TOTAL ASSETS                                                             81,943,006
                                                                             ------------
LIABILITIES
   Payable for securities purchased                                             3,732,175
   Dividends payable                                                              291,342
   Accrued advisory fees (Note 3)                                                  23,799
   Accrued administration fees (Note 3)                                             4,900
   Other accrued expenses                                                          23,060
                                                                             ------------
      TOTAL LIABILITIES                                                         4,075,276
                                                                             ------------
NET ASSETS                                                                   $ 77,867,730
                                                                             ============
Net assets consist of:
Capital shares                                                               $ 79,469,108
Accumulated net realized losses from security transactions                     (1,757,982)
Undistributed net investment income                                               128,499
Net unrealized appreciation on investments                                         28,105
                                                                             ------------
Net assets                                                                   $ 77,867,730
                                                                             ============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                    7,540,748
                                                                             ============
Net asset value, offering price and redemption price per share (Note 1)      $      10.33
                                                                             ============

See accompanying notes to the financial statements.


THE JAMESTOWN BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996 (Unaudited)

INVESTMENT INCOME
   Interest                                                                          $     2,424,627
   Dividends                                                                                 284,079
                                                                                     ---------------
      TOTAL INVESTMENT INCOME                                                              2,708,706
                                                                                     ---------------
EXPENSES
   Investment advisory fees (Note 3)                                                         143,976
   Administration fees (Note 3)                                                               28,789
   Custodian fees                                                                             12,953
   Professional fees                                                                           7,633
   Pricing costs                                                                               3,164
   Insurance expense                                                                           2,902
   Trustees' fees and expenses                                                                 2,706
   Registration fees                                                                           2,119
   Other expenses                                                                             19,073
                                                                                     ---------------
      TOTAL EXPENSES                                                                         223,315
   Expenses reimbursed through a directed brokerage arrangement (Note 4)                     (19,828)
                                                                                     ---------------
      NET EXPENSES                                                                           203,487
                                                                                     ---------------
NET INVESTMENT INCOME                                                                      2,505,219
                                                                                     ---------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized loss from security transactions                                             (620,413)
   Net change in unrealized appreciation/depreciation of investments                         132,744
                                                                                     ---------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                                           (487,669)
                                                                                     ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                           $     2,017,550
                                                                                     ===============


See accompanying notes to the financial statements.


THE JAMESTOWN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996


                                                                                Six Months
                                                                                  Ended                 Year
                                                                                Sept. 30,               Ended
                                                                                   1996               March 31,
                                                                               (Unaudited)              1996
                                                                              -------------         ------------
FROM OPERATIONS:
   Net investment income                                             $         2,505,219   $        5,309,480
   Net realized gains (losses) from security transactions                       (620,413)           3,596,533
   Net change in unrealized appreciation/depreciation
      on investments                                                             132,744             (949,624)
                                                                              ----------           ----------
Net increase in net assets from operations                                     2,017,550            7,956,389
                                                                              ----------           ----------
      DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                 (2,498,479)          (5,212,243)
                                                                              ----------           ----------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                   5,210,781           16,330,832
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                         1,882,753            4,066,804
   Payments for shares redeemed                                               (3,518,994)         (20,396,366)
                                                                              ----------          -----------
Net increase in net assets from capital share transactions                     3,574,540                1,270

TOTAL INCREASE IN NET ASSETS                                                   3,093,611            2,745,416

NET ASSETS:
   Beginning of period                                                        74,774,119           72,028,703
                                                                              ----------           ----------
   End of period - (including undistributed net investment
      income of $128,499 and $121,759, respectively)                $         77,867,730   $       74,774,119
                                                                              ==========           ==========
(a)Number of shares:
   Sold                                                                          503,804            1,534,918
   Reinvested                                                                    182,431              386,962
   Redeemed                                                                     (341,017)          (1,951,756)
                                                                              ----------           ----------
   Net increase (decrease) in shares outstanding                                 345,218              (29,876)
   Shares outstanding, beginning of period                                     7,195,530            7,225,406
                                                                              ----------           ----------
   Shares outstanding, end of period                                           7,540,748            7,195,530
                                                                              ==========           ==========

See accompanying notes to the financial statements.


THE JAMESTOWN BOND FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                             Six Months
                                                                Ended
                                                              Sept. 30,                    Years Ended March 31,
                                                                1996
                                                              Unaudited)      1996        1995        1994        1993     1992
                                                             ------------   -------     -------      -------    -------   ------
Net asset value at beginning of period                          $10.39       $9.97      $10.15       $10.82     $10.42    $9.97
                                                             ------------   -------     -------      -------    -------   ------
Income from investment operations:
   Net investment income                                          0.34        0.70        0.62         0.55       0.64     0.54
   Net realized and unrealized gains (losses) on
     investments                                                 (0.06)       0.41       (0.18)       (0.30)      0.55     0.48
                                                             ------------   -------     -------      -------    -------   ------
Total from investment operations                                  0.28        1.11        0.44         0.25       1.19     1.02
                                                             ------------   -------     -------      -------    -------   ------
Less distributions:
   Dividends from net investment income                          (0.34)      (0.69)      (0.62)       (0.55)     (0.64)   (0.54)
   Distributions from net realized gains                            --          --          --        (0.19)     (0.15)   (0.03)
   Distributions in excess of net realized gains                    --          --          --        (0.18)        --       --
                                                             ------------   -------     -------      -------    -------   ------
Total distributions                                              (0.34)      (0.69)      (0.62)       (0.92)     (0.79)   (0.57)
                                                             ------------   -------     -------      -------    -------   ------
Net asset value at end of period                                $10.33      $10.39       $9.97       $10.15     $10.82   $10.42
                                                             ============   =======     =======      =======    =======   ======
Total return                                                      5.35%(b)   11.23%       4.56%        2.12%     11.69%   10.33%
                                                             ============   =======     =======      =======    =======   ======
Net assets at end of period (000's)                             $77,868     $74,774     $72,029      $64,029    $55,718  $29,727
                                                             ============   =======     ======       =======    =======   ======
Ratio of expenses to average net assets (a)                       0.58%(b)    0.56%       0.53%        0.60%      0.59%    0.60%(c)

Ratio of net investment income to average net assets              6.47%(b)    6.54%       6.28%        5.03%      6.09%    6.67%

Portfolio turnover rate                                            202%(b)     268%        381%         381%       454%     484%

(a)For the periods ended September 30, 1996 and March 31, 1996, the ratio of expenses to average net assets was determined based on gross expenses prior to expense reimbursements through a directed brokerage arrangement.  For periods prior to
   September 30, 1995, the ratio was determined based on net expenses after expense reimbursements through the directed brokerage arrangement.  Absent such expense reimbursements, the ratio of expenses to average net assets would have been 0.57% for the year ended March 31, 1995 (Note 4).

(b)Annualized.

(c)Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 0.80% for the period ended March 31, 1992.

See accompanying notes to the financial statements.


   THE JAMESTOWN BOND FUND
   PORTFOLIO OF INVESTMENTS
   September 30, 1996  (Unaudited)

     Par Value                                                                                                         Value
                      U.S. TREASURY AND AGENCY OBLIGATIONS - 33.0%
                      U.S. Treasury Bonds - 14.4%
 $     6,475,000        8.50%, due 02/15/2020                                                                   $       7,522,137
       3,650,000        7.125%, due 02/15/2023                                                                          3,676,791
                                                                                                                -----------------
                                                                                                                       11,198,928
                                                                                                                -----------------
                      U.S. Treasury Notes - 18.6%
      12,265,000        7.75%, due 11/30/1999                                                                          12,755,600
       1,645,000        7.25%, due 08/15/2004                                                                           1,704,121
                                                                                                                -----------------
                                                                                                                       14,459,721
                                                                                                                -----------------
                      Total U.S. Treasury and Agency Obligations
                        (Cost $25,531,361)                                                                      $      25,658,649
                                                                                                                -----------------
                      MORTGAGE-BACKED SECURITIES - 32.0%
                      Federal Home Loan Mortgage Corporation - 6.6%
 $       732,299        Pool #1021K-Z, 9.50%, due 12/15/2020                                                    $         812,851
          82,692        Pool #D69139, 6.50%, due 03/01/2026                                                                77,860
       3,294,205        Pool #D70628, 6.50%, due 04/01/2026                                                             3,098,595
       1,173,618        Pool #C80406, 6.50%, due 06/01/2026                                                             1,103,928
                                                                                                                -----------------
                                                                                                                        5,093,234
                                                                                                                -----------------
                      Federal National Mortgage Association - 7.5%
       2,125,000        Series #93-55E, 6.20%, due 04/25/2005                                                           2,109,063
         600,000        Series #93-29PE, 6.00%, due 11/25/2019                                                            591,558
       1,025,000        Series #89-76E, 9.00%, due 11/25/2019                                                           1,115,323
         456,610        Series #90-144WZ, 9.50%, due 12/25/2020                                                           505,695
         875,000        Series #91-10J, 7.95%, due 02/25/2021                                                             886,480
         662,183        Series #G92-44Z, 8.00%, due 07/25/2022                                                            657,832
                                                                                                                -----------------
                                                                                                                        5,865,951
                                                                                                                -----------------
                      Government National Mortgage Association - 12.7%
       1,355,136        Pool #780215, 8.50%, due 10/15/2017                                                             1,413,177
         498,030        Pool #327273, 7.50%, due 08/15/2022                                                               495,056
         440,318        Pool #325612, 7.50%, due 10/15/2022                                                               437,690
         472,970        Pool #333658, 7.50%, due 01/15/2023                                                               470,146
       1,010,130        Pool #342526, 7.50%, due 02/15/2023                                                             1,004,099
       1,196,571        Pool #349314, 7.50%, due 02/15/2023                                                             1,189,427
         127,452        Pool #352166, 7.50%, due 06/15/2023                                                               126,691
         892,643        Pool #352143, 7.50%, due 07/15/2023                                                               887,314
         910,989        Pool #372822, 7.50%, due 11/15/2023                                                               904,985
       1,180,387        Pool #359451, 7.50%, due 12/15/2023                                                             1,173,340
         484,253        Pool #354831, 7.50%, due 06/15/2024                                                               480,756
       1,325,000        TBA, 6.50%, adjustable rate, due 10/25/2026                                                     1,329,141
                                                                                                                -----------------
                                                                                                                        9,911,822
                                                                                                                -----------------

     Par Value                                                                                                         Value
                      Other Mortgage-Backed Securities - 5.2%
                        Lehman Brothers Mortgage Trust #91-2-A1,
 $       931,043          8.00%, due 03/20/1999                                                                 $         946,464
                        Resolution Trust Corporation #95-1A-A-2D,
       1,295,000          7.50%, due 10/25/2028                                                                         1,272,742
                        Vendee Mortgage Trust #96-2-1K,
         655,000          6.75%, due 06/15/2009                                                                           627,163
                        Vendee Mortgage Trust #96-1-1K,
         600,000          6.75%, due 11/15/2012                                                                           564,936
                        Vendee Mortgage Trust #96-31F,
         710,000          6.75%, due 01/15/2022                                                                           646,100
                                                                                                                -----------------
                                                                                                                        4,057,405
                                                                                                                -----------------
                      Total Mortgage-Backed Securities (Cost $25,001,502)                                       $      24,928,412
                                                                                                                -----------------
                      ASSET-BACKED SECURITIES - 8.0%
                      BankAmerica Manufactured Housing Contract  #96-1-A6,
 $       650,000        8.00%, due 10/10/2026                                                                   $         654,745
                      CIT RV Trust #95-B-A1,
         398,044        6.50%, due 04/15/2011                                                                             398,761
                      CIT RV Trust #96-A-A1,
         994,561        5.40%, due 12/15/2011                                                                             970,095
                      Contimortgage Home Equity Loan Trust #95-4-A3,
       1,495,000        6.20%, due 10/15/2010                                                                           1,489,319
                      Fleetwood Credit Corporation Grantor Trust #94-A-A,
         694,930        4.70%, due 07/15/2009                                                                             669,085
                      Fleetwood Credit Corporation Grantor Trust #96-A,
         707,193        6.75%, due 10/15/2011                                                                             708,183
                      Green Tree Financial Corporation #96-5-A7,
       1,350,000        8.25%, due 7/15/2027                                                                            1,368,981
                                                                                                                -----------------
                      Total Asset-Backed Securities (Cost $6,272,890)                                           $       6,259,169
                                                                                                                -----------------
                      CORPORATE BONDS - 16.8%
                      Associates Corporation,
 $       700,000        5.75%, due 10/15/2003                                                                   $         644,539
                      Baltimore Gas & Electric Corporation,
       1,000,000        8.90%, due 07/01/1998                                                                           1,040,220
                      Beneficial Corporation Medium Term Notes,
         900,000        8.27%, due 11/30/1998                                                                             929,943
                      Ford Motor Credit Medium Term Note,
         950,000        7.45%, due 04/13/2000                                                                             969,522
                      General Motors Acceptance Corporation Medium Term Notes,
       1,725,000        6.65%, due 05/24/2000                                                                           1,715,599
                      Golden West Financial Corporation,
         980,000        8.625%, due 08/30/1998                                                                          1,015,496
                      International Lease Finance Medium Term Notes,
       1,315,000        6.42%, due 09/11/2000                                                                           1,295,709


     Par Value                                                                                                         Value
                      CORPORATE BONDS - Continued
                      Key Bank of Washington,
 $     1,000,000        7.125%, due 08/15/2006                                                                  $         982,430
                      May Department Stores,
         700,000        7.45%, due 09/15/2011                                                                             700,266
                      Mellon Financial,
         915,000        7.625%, due 11/15/1999                                                                            937,161
                      Sears Roebuck & Company,
       1,300,000        6.18%, due 12/01/2000                                                                           1,269,593
         750,000        6.86%, due 07/03/2001                                                                             748,178
                      Virginia Electric & Power Corporation,
         825,000        7.25%, due 03/01/1997                                                                             829,818
                                                                                                                -----------------
                      Total Corporate Bonds (Cost $13,068,316)                                                  $      13,078,474
                                                                                                                -----------------

       Shares
                      CLOSED-END MUTUAL FUNDS - 9.3%
         144,200      Blackrock 2001 Term Trust, Inc.                                                           $       1,117,550
           1,500      Blackrock Broad Investment Grade 2009 Term Trust                                                     16,312
          53,900      Blackrock Investment Quality Term Trust, Inc.                                                       404,250
          70,300      Blackrock Strategic Term Trust, Inc.                                                                544,825
          12,000      Dean Witter Government Inc. Trust                                                                    99,000
           7,400      Excelsior Income Shares, Inc.                                                                       115,625
         108,200      Hyperion 1999 Term Trust                                                                            703,300
         142,500      Hyperion 2002 Term Trust                                                                            997,500
          51,300      Hyperion 2005 Investment Grade Opportunity Term Trust, Inc.                                         365,513
          26,400      Income Opportunities Fund, Inc. - 1999                                                              224,400
          24,200      Kemper Intermediate Government Trust                                                                178,475
          14,700      Liberty Term Trust, Inc. - 1999                                                                     113,925
         133,900      MFS Government Markets Income Trust                                                                 887,087
          60,900      MFS Intermediate Income Trust                                                                       418,688
          51,000      Putnam Intermediate Government Trust                                                                382,500
          40,300      TCW/DW Term Trust 2000                                                                              312,325
          27,000      TCW/DW Term Trust 2003                                                                              205,875
          22,000      Templeton Global Income Trust                                                                       159,500
                                                                                                                -----------------
                      Total Closed-End Funds (Cost $7,269,180)                                                  $       7,246,650
                                                                                                                -----------------
                      Total Investments at Value (Cost $77,143,249) - 99.1%                                     $      77,171,354
                                                                                                                -----------------

        Face
       Amount                                                                                                          Value
                      REPURCHASE AGREEMENTS (a) - 3.3%
                      Star Bank N. A., 5.55%, dated 09/30/1996, due 10/01/1996
 $     2,532,000        repurchase proceeds $2,532,390 (Cost $2,532,000)                                        $       2,532,000
                                                                                                                -----------------
                      Total Investments and Repurchase Agreements
                        at Value - 102.4%                                                                       $      79,703,354

                      Liabilities in Excess of Other Assets - (2.4)%                                                   (1,835,624)
                                                                                                                -----------------
                      Net Assets - 100.0%                                                                       $      77,867,730
                                                                                                                =================

(a)Joint repurchase agreement is fully collateralized by $20,205,000 GNMA II, Pool
   #8373, 5.00%, due 02/20/2024. The aggregate market value of the collateral at
   September 30, 1996 was $20,377,093.  The Fund's pro-rata interest in the collateral at
   September 30, 1996 was $2,751,429.

See accompanying notes to the financial statements.


THE JAMESTOWN BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting priciples requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October
31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $77,234,211 as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . $ 718,752
          Gross unrealized depreciation. . . . . . .  (781,609)
                                                      ---------
          Net unrealized appreciation. . . . . . . . $ (62,857)
                                                      =========

As of March 31, 1996, the Fund had capital loss carryforwards for federal income tax purposes of $1,046,606 which expire on March 31, 2003. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  Investment Transactions

During the six months ended  September  30, 1996,  purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $78,726,954 and $74,358,370, respectively.

3.  Transactions with Affiliates

INVESTMENT  ADVISORY  AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE  SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

4.  Directed Brokerage Arrangement

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbrage arrangement totaled $19,828 for the six months ended September 30, 1996.ursed through the directed brokerage arrangement totaled $19,828 for the six months ended September 30, 1996.

                     The Jamestown Short Term Bond Fund
                           No Load Mutual Fund


                           Semi-Annual Report
                           September 30, 1996
                               (Unaudited)



Investment Adviser                           Administrator
Lowe, Brockenbrough & Tattersall, Inc.       MGF Service Corp.
6620 West Broad Street                       312 Walnut Street
Suite 300                                    P.O. Box 5354
Richmond, Virginia  23230                    Cincinnati, Ohio  45201-5354
1.804.288.0404                               1.800.443.4249


THE JAMESTOWN SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                                                          $          9,122,309
                                                                                                   ====================
      At value (Note 1)                                                                            $          9,072,448
   Investments in repurchase agreements (Note 1)                                                                627,000
   Cash                                                                                                             565
   Receivable for capital shares sold                                                                               358
   Interest receivable                                                                                          113,207
   Due from Adviser (Note 3)                                                                                      5,897
   Other assets                                                                                                   2,156
                                                                                                   --------------------
      TOTAL ASSETS                                                                                            9,821,631
                                                                                                   --------------------
LIABILITIES
   Payable for securities purchased                                                                             309,680
   Accrued administration fees                                                                                    2,000
   Other accrued expenses                                                                                         1,050
                                                                                                   --------------------
      TOTAL LIABILITIES                                                                                         312,730
                                                                                                   --------------------
NET ASSETS                                                                                         $          9,508,901
                                                                                                   ====================
Net assets consist of:
Capital shares                                                                                     $         10,073,078
Accumulated net realized losses from security transactions                                                     (514,883)
Undistributed net investment income                                                                                 567
Net unrealized depreciation on investments                                                                      (49,861)
                                                                                                   --------------------
   Net assets                                                                                      $          9,508,901
                                                                                                   ====================
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                                                    986,584
                                                                                                   ====================
Net asset value, offering price and redemption price per share (Note 1)                            $               9.64
                                                                                                   ====================

See accompanying notes to the financial statements.


THE JAMESTOWN SHORT TERM BOND FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996 (Unaudited)

INVESTMENT INCOME
   Interest                                                                                          $            321,104
                                                                                                     --------------------
EXPENSES
   Investment advisory fees (Note 3)                                                                               18,147
   Administration fees (Note 3)                                                                                    12,000
   Professional fees                                                                                                5,884
   Custodian fees                                                                                                   4,587
   Trustees' fees and expenses                                                                                      2,706
   Pricing costs                                                                                                    1,616
   Shareholder report printing fees                                                                                 1,044
   Other expenses                                                                                                   2,256
                                                                                                      -------------------
      TOTAL EXPENSES                                                                                               48,240
   Fees waived and expenses reimbursed by the Adviser (Note 3)                                                    (24,044)
                                                                                                      -------------------
      NET EXPENSES                                                                                                 24,196
                                                                                                      -------------------
NET INVESTMENT INCOME                                                                                             296,908
                                                                                                      -------------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions                                                                 (70,478)
   Net change in unrealized appreciation/depreciation on investments                                               (2,290)
                                                                                                      -------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                                                                 (72,768)
                                                                                                      -------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $            224,140
                                                                                                      ===================

See accompanying notes to the financial statements.


THE JAMESTOWN SHORT TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996


                                                                                     Six Months
                                                                                        Ended                   Year
                                                                                      Sept. 30,                 Ended
                                                                                         1996                  March 31,
                                                                                     (Unaudited)                 1996
FROM OPERATIONS:
   Net investment income                                                      $           296,908   $          790,385
   Net realized gains (losses) from security transactions                                 (70,478)             192,225
   Net change in unrealized appreciation/depreciation
      on investments                                                                       (2,290)             (10,516)
                                                                                  ---------------      ---------------
Net increase in net assets from operations                                                224,140              972,094
                                                                                  ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                            (300,000)            (793,655)
                                                                                  ---------------      ---------------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                            1,341,822            2,046,872
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                    300,000              563,410
   Payments for shares redeemed                                                        (1,482,817)          (7,485,406)
                                                                                  ---------------      ---------------
Net increase (decrease) in net assets from capital share transactions                     159,005           (4,875,124)
                                                                                  ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    83,145           (4,696,685)

NET ASSETS:
   Beginning of period                                                                  9,425,756           14,122,441
   End of period - (including undistributed net investment                        ---------------      ---------------
      income of $567 and $3,659, respectively)                                $         9,508,901   $        9,425,756
                                                                                  ===============      ===============

(a)Number of Shares:

   Sold                                                                                   138,228              208,453
   Reinvested                                                                              31,120               57,652
   Redeemed                                                                              (152,698)            (761,014)
                                                                                  ---------------      ---------------
   Net increase (decrease) in shares outstanding                                           16,650             (494,909)
   Shares outstanding, beginning of period                                                969,934            1,464,843
                                                                                  ---------------      ---------------
   Shares outstanding, end of period                                                      986,584              969,934
                                                                                  ===============      ===============

See accompanying notes to the financial statements.


THE JAMESTOWN SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                            Six Months
                                                              Ended                                                       Period
                                                             Sept. 30,                  Years Ended March 31,              Ended
                                                                1996                                                    March 31,
                                                            (Unaudited)      1996         1995       1994       1993      1992(a)
                                                           -------------    ------       ------     ------     ------  ------------

Net asset value at beginning of period                         $9.72        $9.64        $9.82     $10.07      $9.93      $10.00
                                                             --------      -------       ------    -------     ------     -------
Income from investment operations:
   Net investment income                                        0.31         0.62         0.60       0.51       0.50        0.09
   Net realized and unrealized gains (losses)
      on investments                                           (0.08)        0.08        (0.17)     (0.23)      0.13       (0.07)
                                                             --------      -------       ------    --------    ------     -------
Total from investment operations                                0.23         0.70         0.43       0.28       0.63        0.02
                                                             --------      -------       ------    --------    ------     -------
Less distributions:
   Dividends from net investment income                        (0.31)       (0.62)       (0.61)     (0.51)     (0.49)      (0.09)
   Distributions from net realized gains                          --           --           --      (0.02)        --          --
                                                             --------      -------       ------    --------    ------     -------
Total distributions                                            (0.31)       (0.62)       (0.61)     (0.53)     (0.49)      (0.09)
                                                             --------      -------       ------    --------    ------     -------
Net asset value at end of period                               $9.64        $9.72        $9.64      $9.82     $10.07       $9.93
                                                             ========      =======       ======    ========    ======     =======
Total return                                                    4.68%(c)     7.38%        4.53%      2.76%      6.40%       0.99%(c)
                                                             ========      =======       ======    ========    ======     =======
Net assets at end of period (000's)                            $9,509       $9,426      $14,122    $18,715    $15,580      $5,320
                                                             ========      =======       ======    ========    ======     =======
Ratio of expenses to average net assets (b)                     0.50%(c)     0.50%        0.50%      0.50%      0.50%       0.50%(c)

Ratio of net investment income to average net assets            6.14%(c)     6.27%        6.04%      5.22%      5.24%       4.86%(c)

Portfolio turnover rate                                           62%(c)      157%         144%       324%       289%         97%

(a)Represents the period from the commencement of operations (January 21, 1992) through March 31, 1992.

(b)Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.00% (c) for the six months ended September 30, 1996 and 0.85%, 0.85%, 0.81%, 0.82% and 0.81% (c) for
   the periods ended March 31, 1996, 1995, 1994, 1993 and 1992, respectively (Note 3).

(c)Annualized.

See accompanying notes to the financial statements.


    THE JAMESTOWN SHORT TERM BOND FUND
    PORTFOLIO OF INVESTMENTS
    September 30, 1996 (Unaudited)

      Par Value                                                                                                         Value
                      COMMERCIAL PAPER - 35.0%
  $      375,000        American Express Company, due 10/30/1996                                                 $         370,290
         375,000        American General Finance Corporation, due 11/19/1996                                               370,050
         375,000        AT&T Corporation, due 11/05/1996                                                                   368,812
         375,000        E.I. du Pont de Nemours & Company, due 11/07/1996                                                  369,866
         375,000        Eli Lilly & Company, due 10/23/1996                                                                369,956
         375,000        Hewlett-Packard Company, due 10/11/1996                                                            370,097
         375,000        Merrill Lynch & Company, Inc., due 11/14/1996                                                      371,806
         375,000        Phillip Morris Companies, Inc., due 10/07/1996                                                     370,349
         375,000        Proctor & Gamble Company, due 10/17/1996                                                           369,788
                                                                                                                 -----------------
                      Total Commercial Paper (Cost $3,331,013)                                                   $       3,331,014
                                                                                                                 -----------------
                      U.S. TREASURY NOTES - 9.6%
  $      200,000        5.125%, due 04/30/1998                                                                   $         197,312
         690,000        7.75%, due 11/30/1999                                                                              717,600
                                                                                                                 -----------------
                      Total U.S. Treasury Notes (Cost $918,095)                                                  $         914,912
                                                                                                                 -----------------
                      MORTGAGE-BACKED SECURITIES - 17.0%
                      Federal Home Loan Mortgage Corporation - 3.6%
  $      175,000        Series #1272-D, 7.50%, due 11/15/2005                                                    $         177,898
         163,450        Series #162-E, 7.00%, due 02/15/2020                                                               164,573
                                                                                                                 -----------------
                                                                                                                           342,471
                                                                                                                 -----------------
                      Federal National Mortgage Association - 5.0%
         225,000        Series #91-131E, 7.709%, due 10/25/1998                                                            228,656
         234,522        Pool #124029, 8.00%, due 12/01/2002                                                                239,644
                                                                                                                 -----------------
                                                                                                                           468,300
                                                                                                                 -----------------
                      Government National Mortgage Association - 2.2%
         210,323        Series #8163, 6.50%, adjustable rate, due 03/20/2023                                               212,853
                                                                                                                 -----------------
                      Other Mortgage-Backed Securities - 6.2%
                        Lehman Brothers Mortgage Trust #91-2-A1,
         140,783           8.00%, due 03/20/1999                                                                           143,114
                        Resolution Trust Corporation #95-1-A2-B,
         275,000           7.50%, due 10/25/2028                                                                           275,602
                        GE Capital Management Services #93-4-A1,
         168,401           6.26%, floating rate, due 03/25/2023                                                            169,189
                                                                                                                 -----------------
                                                                                                                           587,905
                                                                                                                 -----------------
                      Total Mortgage-Backed Securities (Cost $1,610,885)                                         $       1,611,529
                                                                                                                 -----------------


      Par Value                                                                                                         Value
                      ASSET-BACKED SECURITIES - 2.2%
                        Chemical Financial Acceptance Corporation Grantor Trust #90-A,
  $      209,158           9.40%, due 03/15/1997                                                                 $         209,026
                                                                                                                 -----------------
                      Total Asset-Backed Securities (Cost $211,935)                                              $         209,026
                                                                                                                 -----------------
                      CORPORATE BONDS - 31.6%
                        Beneficial Corporation,
  $      400,000           8.27%, due 11/30/1998                                                                 $         413,308
                        Ford Motor Credit Corporation Medium Term Notes,
         350,000           7.50%, due 02/14/1997                                                                           352,005
                        Ford Motor Credit Corporation,
          40,000           8.00%, due 12/01/1997                                                                            40,774
                        International Bank Reconstruction and Development,
         265,000           5.10%, due 09/15/1999                                                                           255,357
                        Mellon Financial,
         375,000           6.50%, due 12/01/1997                                                                           375,757
                        National City Corporation,
         215,000           5.766%, floating rate, due 01/31/1997                                                           215,168
                        Norwest Financial,
         275,000           6.25%, due 02/15/1997                                                                           275,267
                        J.C. Penny & Company,
         300,000           10.00%, due 10/15/1997                                                                          311,181
                        Ryder System, Inc.,
         300,000           8.38%, due 12/08/1999                                                                           313,287
                        Virginia Electric & Power Company,
         275,000           7.25%, due 03/01/1997                                                                           276,606
                        Xerox Corporation Medium Term Notes,
         175,000           7.13%, due 04/30/1999                                                                           177,257
                                                                                                                 -----------------
                      Total Corporate Bonds (Cost $3,050,381)                                                    $       3,005,967
                                                                                                                 -----------------
                      Total Investments at Value (Cost $9,122,309) - 95.4%                                       $       9,072,448
                                                                                                                 -----------------


        Face
       Amount                                                                                                           Value
                      REPURCHASE AGREEMENTS (a) - 6.6%
  $      627,000      Star Bank N.A., 5.55%, dated 09/30/1996, due 10/01/1996
                        repurchase proceeds $627,096 (Cost $627,000)                                             $         627,000
                                                                                                                 -----------------
                      Total Investments and Repurchase Agreements
                        at Value - 102.0%                                                                        $       9,699,448

                      Liabilities in Excess of Other Assets - (2.0)%                                                      (190,547)
                                                                                                                 -----------------
                      Net Assets - 100.0%                                                                        $       9,508,901
                                                                                                                 -----------------

(a)Joint repurchase agreement is fully collaterized by $20,205,000 GNMA II, Pool
   #8373, 5.00%, due 02/20/2024.  The aggregate market value of the collateral at September
   30, 1996 was $20,377,093.  The Fund's pro-rata interest in the collateral at September 30,
   1996 was $681,337.

See accompanying notes to the financial statements.


THE JAMESTOWN SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown Short Term Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 21, 1992.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of high quality short-term fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that securities of the Fund will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $9,123,655 as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . . $    31,542
          Gross unrealized depreciation. . . . . . . .     (82,749)
                                                           -------
          Net unrealized depreciation. . . . . . . . . $   (51,207)
                                                           =======

As of March 31, 1996, the Fund had capital loss carryforwards for federal income tax purposes of $443,059 which expire on March 31, 2003. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  Investment Transactions

During the year ended September 30, 1996, purchases and proceeds from sales and maturities of investment securi- ties, other than short-term investments, amounted to $2,283,201 and $5,791,574, respectively.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .375% of its average daily net assets.

The Adviser currently intends to limit the total operating expenses of the Fund to .50% of its average daily net assets; accordingly, the Adviser waived its entire investment advisory fee of $18,147 and reimbursed the Fund for $5,897 of other operating expenses for the six months ended September 30, 1996.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .075% of its average daily net assets up to $200 million and .05% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

                      The Jamestown Tax Exempt Virginia Fund
                               No Load Mutual Fund


                              Semi-Annual Report
                              September 30, 1996
                                  (Unaudited)



Investment Adviser                                Administrator
Lowe, Brockenbrough & Tattersall, Inc.            MGF Service Corp.
6620 West Broad Street                            312 Walnut Street
Suite 300                                         P.O. Box 5354
Richmond, Virginia  23230                         Cincinnati, Ohio  45201-5354
1.804.288.0404                                    1.800.443.4249


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                                                           $          10,145,454
                                                                                                    =====================
      At value (Note 1)                                                                             $          10,364,597
   Interest receivable                                                                                            155,540
   Other assets                                                                                                     2,242
                                                                                                    ---------------------
      TOTAL ASSETS                                                                                             10,522,379
                                                                                                    ---------------------
LIABILITIES
   Dividends payable                                                                                               13,127
   Payable for capital shares redeemed                                                                                419
   Accrued advisory fees (Note 3)                                                                                   1,724
   Accrued administration fees (Note 3)                                                                             2,000
   Other accrued expenses                                                                                           1,250
                                                                                                    ---------------------
      TOTAL LIABILITIES                                                                                            18,520
                                                                                                    ---------------------
NET ASSETS                                                                                          $          10,503,859
                                                                                                    =====================
Net assets consist of:
Capital shares                                                                                      $          10,346,377
Accumulated net realized losses from security transactions                                                        (61,661)
Net unrealized appreciation on investments                                                                        219,143
                                                                                                    ---------------------
   Net assets                                                                                       $          10,503,859
                                                                                                    =====================
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                                                    1,065,944
                                                                                                    =====================
Net asset value, offering price and redemption price per share (Note 1)                             $                9.85
                                                                                                    =====================

See accompanying notes to the financial statements.



THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996 (Unaudited)

INVESTMENT INCOME
   Interest                                                                                       $          259,315
                                                                                                  ------------------
EXPENSES
   Investment advisory fees (Note 3)                                                                          19,637
   Administration fees (Note 3)                                                                               12,000
   Professional fees                                                                                           4,104
   Custodian fees                                                                                              2,924
   Trustees' fees and expenses                                                                                 2,706
   Pricing costs                                                                                               2,492
   Printing of shareholder reports                                                                             1,862
   Other expenses                                                                                              1,160
                                                                                                  ------------------
      TOTAL EXPENSES                                                                                          46,885
   Fees waived by the Adviser (Note 3)                                                                       (10,059)
                                                                                                  ------------------
      NET EXPENSES                                                                                            36,826
                                                                                                  ------------------
NET INVESTMENT INCOME                                                                                        222,489
                                                                                                  ------------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                                                              12,206
   Net change in unrealized appreciation/depreciation on investments                                           4,078
                                                                                                  ------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                              16,284
                                                                                                  ------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                        $          238,773
                                                                                                  ==================

See accompanying notes to the financial statements.


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
STATEMENT OF CHANGES IN NET ASSETS
Periods Ended September 30, 1996 and March 31, 1996

                                                                                               Six Months
                                                                                                 Ended                    Year
                                                                                                Sept. 30,                 Ended
                                                                                                  1996                  March 31,
                                                                                               (Unaudited)                1996
FROM OPERATIONS:
   Net investment income                                                               $           222,489   $           378,620
   Net realized gains from security transactions                                                    12,206                44,594
   Net change in unrealized appreciation/depreciation
      on investments                                                                                 4,078                87,707
                                                                                           ---------------       ---------------
Net increase in net assets from operations                                                         238,773               510,921
                                                                                           ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                     (222,489)             (378,620)
                                                                                           ---------------       ---------------
FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                                                     2,473,975             1,576,152
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                             130,208               242,402
   Payments for shares redeemed                                                                   (895,763)             (883,247)
                                                                                           ---------------       ---------------
Net increase in net assets from capital share transactions                                       1,708,420               935,307
                                                                                           ---------------       ---------------
TOTAL INCREASE IN NET ASSETS                                                                     1,724,704             1,067,608

NET ASSETS:
   Beginning of period                                                                           8,779,155             7,711,547
                                                                                           ---------------       ---------------
   End of period                                                                       $        10,503,859   $         8,779,155
                                                                                           ===============       ===============

(a)Number of shares:

   Sold                                                                                            252,831               159,428
   Reinvested                                                                                       13,258                24,511
   Redeemed                                                                                        (91,063)              (89,606)
                                                                                           ---------------      ----------------
   Net increase in shares outstanding                                                              175,026                94,333
   Shares outstanding, beginning of period                                                         890,918               796,585
                                                                                           ---------------      ----------------
   Shares outstanding, end of period                                                             1,065,944               890,918
                                                                                           ===============      ================

See accompanying notes to the financial statements.


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period


                                                                      Six Months
                                                                         Ended            Year            Year           Period
                                                                       Sept. 30,         Ended           Ended          Ended
                                                                          1996          March 31,       March 31,      March 31,
                                                                       (Unaudited)        1996            1995           1994 (a)
                                                                      ------------     ----------     -----------     -----------
Net asset value at beginning of period                                    $9.85           $9.68           $9.61         $10.00
                                                                      ------------     ----------     -----------     -----------
Income from investment operations:
   Net investment income                                                   0.22            0.45            0.44           0.23
   Net realized and unrealized gains (losses) on investments                 --            0.17            0.07          (0.39)
                                                                      ------------     ----------     -----------     -----------
Total from investment operations                                           0.22            0.62            0.51          (0.16)
                                                                      ------------     ----------     -----------     -----------
Less distributions:
   Dividends from net investment income                                   (0.22)          (0.45)          (0.44)         (0.23)
                                                                      ------------     ----------     -----------     -----------
Net asset value at end of period                                          $9.85           $9.85           $9.68          $9.61
                                                                      ============     ==========     ===========     ===========
Total return                                                               4.57%(c)        6.51%           5.47%         (2.96)%(c)
                                                                      ============     ==========     ===========     ===========
Net assets at end of period (000's)                                      $10,504          $8,779          $7,712          $2,056
                                                                      ============     ==========     ===========     ===========

Ratio of expenses to average net assets (b)                                0.75%(c)        0.75%           0.75%          0.75%(c)

Ratio of net investment income to average net assets                       4.53%(c)        4.57%           4.64%          4.07%(c)

Portfolio turnover rate                                                      46%(c)          14%             97%            33%

(a)Represents the period from the commencement of operations (September 1, 1993) through March 31, 1994.

(b)Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.95% (c), 1.04%, 1.62%
   and 4.83%(c) for the periods ended September 30, 1996,  March 31, 1996, March 31, 1995 and March 31, 1994, respectively (Note 3).

(c)Annualized.

See accompanying notes to the financial statements.


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996 (Unaudited)


        Par
      Amount                                                                                                           Value
                  FIXED RATE REVENUE AND GENERAL
                     OBLIGATION (GO) BONDS - 93.9%
                  Virginia - 91.4%
                  Arlington Co., Virginia, GO,
 $      300,000      5.60%, due 08/01/2006                                                                       $       314,304
                                                                                                                 ---------------
                  Brunswick Co, Virginia, Revenue,
        300,000      5.45%, due 07/01/2006                                                                               305,655
                                                                                                                 ---------------
                  Cheasapeake, Virginia, GO,
        200,000      5.60%, due 05/01/2000                                                                               207,336
                                                                                                                 ---------------
                  Chesterfield Co., Virginia, GO,
        350,000      6.25%, due 07/15/2005                                                                               375,791
                                                                                                                 ---------------
                  Fairfax Co., Virginia, GO,
        350,000      5.60%, due 05/01/2003                                                                               361,865
                                                                                                                 ---------------
                  Fairfax Co., Virginia, Park Authority, Revenue,
        300,000      6.25%, due 07/15/2005                                                                               312,729
                                                                                                                 ---------------
                  Fairfax Co., Virginia, Sewer, Revenue,
        350,000      5.625%, due 07/15/2008                                                                              358,460
                                                                                                                 ---------------
                  Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
        225,000      6.25%, due 10/01/2011                                                                               236,030
                                                                                                                 ---------------
                  Harrisonburg, Virginia, GO,
        250,000      5.50%, due 07/15/2000                                                                               258,343
                                                                                                                 ---------------
                  Loudoun Co., Virginia, GO,
        300,000      5.50%, due 06/01/2009                                                                               301,515
                                                                                                                 ---------------
                  Martinsville, Virginia, Industrial Dev. Authority, Hospital Facility, Revenue,
        150,000      6.50%, due 01/01/1999                                                                               156,314
                                                                                                                 ---------------
                  Newport News, Virginia, GO,
        400,000      5.40%, due 07/01/2002                                                                               409,656
                                                                                                                 ---------------
                  Norfolk, Virginia, GO,
        300,000      5.75%, due 06/01/2011                                                                               306,444
                                                                                                                 ---------------
                  Norfolk, Virginia, Industrial Dev. Authority, Hospital, Revenue,
        350,000      6.80%, due 06/01/2005                                                                               387,978
                                                                                                                 ---------------
                  Pittsylvania Co., Virginia, GO,
        300,000      5.65%, due 07/01/2006                                                                               309,966
                                                                                                                 ---------------


        Par
      Amount                                                                                                           Value
                  Virginia - Continued
                  Portsmouth, Virginia, GO,
 $      200,000      5.90%, due 11/01/2001                                                                       $       211,384
                                                                                                                 ---------------
                  Prince William Co., Virginia, Park Authority, Revenue,
        250,000      6.10%, due 10/15/2004                                                                               264,122
                                                                                                                 ---------------
                  Prince William Co., Virginia, Service Auth. Water & Sewer, Revenue,
        150,000      6.40%, due 07/01/2004                                                                               161,673
                                                                                                                 ---------------
                  Richmond, Virginia, GO,
        350,000      6.25%, due 01/15/2018                                                                               361,326
                                                                                                                 ---------------
                  Richmond, Virginia, Metropolitan Authority, Revenue,
        250,000      6.00%, due 07/15/2004                                                                               267,215
                                                                                                                 ---------------
                  Richmond, Virginia, Public Utility, Revenue,
        150,000      7.10%, due 01/15/2000                                                                               157,581
                                                                                                                 ---------------
                  Riverside, Virginia, Regional Jail Authority, Revenue,
        300,000      5.30%, due 07/01/2002                                                                               308,805
                                                                                                                 ---------------
                  Roanoke, Virginia, GO,
        300,000      6.40%, due 08/01/2012                                                                               317,910
                                                                                                                 ---------------
                  Suffolk, Virginia, GO,
        350,000      5.80%, due 06/01/2011                                                                               356,629
                                                                                                                 ---------------
                  Virginia Beach, Virginia, GO,
        325,000      6.20%, due 09/01/2013                                                                               341,182
                                                                                                                 ---------------
                  Virginia State, GO,
        300,000      5.90%, due 06/01/2005                                                                               314,973
                                                                                                                 ---------------
                  Virginia State Housing Dev. Authority, Revenue,
        150,000      5.60%, due 01/01/2002                                                                               153,585
        150,000      6.60%, due 11/01/2012                                                                               157,974
                                                                                                                 ---------------
                                                                                                                         311,559
                                                                                                                 ---------------
                  Virginia State Public Building Authority, Revenue,
        250,000      5.30%, due 08/01/1998                                                                               255,195
                                                                                                                 ---------------
                  Virginia State Public School Authority, Revenue,
        150,000      6.50%, due 08/01/2005                                                                               162,381
        250,000      5.90%, due 08/01/2006                                                                               262,372
                                                                                                                 ---------------
                                                                                                                         424,753
                                                                                                                 ---------------


        Par
      Amount                                                                                                           Value
                  Virginia - Continued
                  Virginia State Transportation Board, Revenue,
 $      350,000      6.25%, due 05/15/2012                                                                       $       368,011
                                                                                                                 ---------------
                  Winchester, Virginia, Industrial Dev. Authority, Revenue
        280,000      7.25%, due 01/01/2000, prerefunded at 102                                                           307,250
                                                                                                                 ---------------
                  York Co., Virginia, Certificates of Participation, Revenue,
        250,000      6.625%, due 03/01/2012                                                                              266,590
                                                                                                                 ---------------
                  Total Virginia                                                                                       9,598,544
                                                                                                                 ---------------
                  Puerto Rico - 2.5%
                  Puerto Rico Commonwealth, GO,
        100,000      5.80%, due 07/01/2003                                                                               104,040
                                                                                                                 ---------------
                  Puerto Rico Commonwealth, Highway and Transp. Authority, Revenue,
        150,000      6.375%, due 07/01/2007                                                                              159,480
                                                                                                                 ---------------
                  Total Puerto Rico                                                                                      263,520
                                                                                                                 ---------------
                  Total Fixed Rate Revenue and General Obligation Bonds
                     (Cost $9,642,921)                                                                           $     9,862,064
                                                                                                                 ---------------

      Shares
                  MONEY MARKETS - 4.8%
 $      502,533      Star Tax Free Fund (Cost $502,533)                                                          $       502,533
                                                                                                                 ---------------
                  Total Investments at Value (Cost $10,164,681) - 98.7%                                          $    10,364,597

                  Other Assets in Excess of Liabilities - 1.3%                                                           139,262
                                                                                                                 ---------------
                  Net Assets - 100.0%                                                                            $    10,503,859
                                                                                                                 ===============

   See accompanying notes to the financial statements.


THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown Tax Exempt Virginia Fund (the Fund) is a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on September 1, 1993.

The Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of an investment in the Fund. The Fund invests primarily in debt obligations issued by the State of Virginia and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from the personal income taxes of Virginia. The marketability and market value of these obligations may be affected by certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations, voter initiatives and other political and economic developments. If any such developments arise, they could adversely affect the ability of various Virginia issuers to meet their financial obligations and could impact the Fund's portfolio.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. The Fund's securities will ordinarily be traded on the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair market value using methods consistent with those determined by the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long- term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.



In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . $ 234,185
          Gross unrealized depreciation. . . . . . .   (15,042)
                                                     ---------
          Net unrealized appreciation  . . . . . . . $ 219,143
                                                     =========

The tax basis of investments of the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities. As of March 31, 1996, the Fund had capital loss carryforwards for federal income tax purposes of $73,867 which expire on March 31, 2003. These capital loss carryforwards may be utilized in current and future years to offset net realized capital gains prior to distributing such gains to shareholders.


2.  Investment Transactions

During the six months ended  September  30, 1996,  purchases  and proceeds  from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $3,554,800 and $2,048,695, respectively.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Lowe, Brockenbrough & Tattersall, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of .40% of its average daily net assets up to $250 million; .35% of the next $250 million of such net assets; and .30% of such net assets in excess of $500 million.

The Adviser currently intends to limit the total operating expenses of the Fund to .75% of average daily net assets. Accordingly, the Adviser voluntarily waived $10,059 of its investment advisory fee for the six months ended September 30, 1996.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .15% of its average daily net assets up to $200 million and .10% of such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

                    The Jamestown International Equity Fund
                            No Load Mutual Fund




                           Semi-Annual Report
                  For the Period Ended September 30, 1996
                              (Unaudited)




Investment Adviser                                 Administrator
Lowe, Brockenbrough & Tattersall, Inc.             MGF Service Corp.
6620 West Broad Street                             312 Walnut Street
Suite 300                                          P.O. Box 5354
Richmond, Virginia  23230                          Cincinnati, Ohio  45201-5354
1.804.288.0404                                     1.800.443.4249


THE JAMESTOWN INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)


ASSETS
   Investments in securities:
      At acquisition cost                                                                                   $       26,067,823
                                                                                                            ==================
      At value (Note 1)                                                                                     $       25,022,857
   Cash denominated in foreign currencies (at cost $82,229)                                                             82,211
   Cash                                                                                                              2,246,934
   Receivable for securities sold                                                                                      135,104
   Receivable for capital shares sold                                                                                      726
   Dividends receivable                                                                                                 52,106
   Interest receivable                                                                                                   2,875
   Other assets                                                                                                          3,377
                                                                                                            ------------------
      TOTAL ASSETS                                                                                                  27,546,190
                                                                                                            ------------------
LIABILITIES
   Payable for securities purchased                                                                                    371,135
   Net unrealized depreciation on forward foreign currency exchange contracts (Note 5)                                     521
   Accrued advisory fees (Note 3)                                                                                       13,650
   Accrued administration fees (Note 3)                                                                                  5,300
   Other accrued expenses                                                                                               17,650
                                                                                                            ------------------
      TOTAL LIABILITIES                                                                                                408,256
                                                                                                            ------------------
NET ASSETS                                                                                                  $       27,137,934
                                                                                                            ==================
Net assets consist of:
Capital shares                                                                                              $       28,161,870
Undistributed net investment income                                                                                      6,456
Accumulated net realized losses from security transactions                                                             (42,026)
Accumulated net realized gains from foreign currency transactions                                                       56,824
Net unrealized depreciation on investments                                                                          (1,044,966)
Net unrealized depreciation on translation of assets and liabilities in foreign currencies                                (224)
                                                                                                            ------------------
Net assets                                                                                                  $       27,137,934
                                                                                                            ==================
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value)                                                                                         2,850,069
                                                                                                            ==================
Net asset value, offering price and redemption price per share (Note 1)                                     $             9.52
                                                                                                            ==================

See accompanying notes to the financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 1996 (a) (Unaudited)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $22,638)                                              $          155,405
   Interest                                                                                                         60,012
                                                                                                        ------------------
      TOTAL INVESTMENT INCOME                                                                                      215,417
                                                                                                        ------------------
EXPENSES
   Investment advisory fees (Note 3)                                                                                99,915
   Custodian fees                                                                                                   36,170
   Administration fees (Note 3)                                                                                     24,235
   Professional fees                                                                                                 8,730
   Pricing costs                                                                                                     5,016
   Registration fees                                                                                                 4,271
   Trustees' fees and expenses                                                                                       2,235
   Other expenses                                                                                                      932
                                                                                                        ------------------
      TOTAL EXPENSES                                                                                               181,504
   Fees waived by the Adviser (Note 3)                                                                             (21,640)
                                                                                                        ------------------
      NET EXPENSES                                                                                                 159,864
                                                                                                        ------------------

NET INVESTMENT INCOME                                                                                               55,553
                                                                                                        ------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCIES (Note 4)
   Net realized gains (losses) from:
      Security transactions                                                                                        (42,026)
      Foreign currency transactions                                                                                 56,824
   Net change in unrealized appreciation/depreciation on:
      Investments                                                                                               (1,044,966)
      Translation of assets and liabilities in foreign currencies                                                     (224)
                                                                                                        ------------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   AND FOREIGN CURRENCIES                                                                                       (1,030,392)
                                                                                                        ------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $         (974,839)
                                                                                                        ==================

(a)Represents the period from the start of business (April 16, 1996) through September 30, 1996.

See accompanying notes to the financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended September 30, 1996 (a) (Unaudited)

FROM OPERATIONS:
   Net investment income                                                                                   $              55,553
   Net realized losses from security transactions                                                                        (42,026)
   Net realized gains from foreign currency transactions                                                                  56,824
   Net change in unrealized appreciation/depreciation on investments                                                  (1,044,966)
   Net change in unrealized appreciation/depreciation on translation
      of assets and liabilities in foreign currencies                                                                       (224)
                                                                                                           ---------------------
Net decrease in net assets from operations                                                                              (974,839)
                                                                                                           ---------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                                                            (49,097)
                                                                                                           ---------------------
FROM CAPITAL SHARE TRANSACTIONS (b):
   Proceeds from shares sold                                                                                          28,318,458
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                                                                    48,497
   Payments for shares redeemed                                                                                         (205,085)
                                                                                                           ---------------------
Net increase in net assets from capital share transactions                                                            28,161,870
                                                                                                           ---------------------

TOTAL INCREASE IN NET ASSETS                                                                                          27,137,934

NET ASSETS:
   Beginning of period                                                                                                         0
                                                                                                           ---------------------
   End of period - (including undistributed net investment
      income of $6,456)                                                                                    $          27,137,934
                                                                                                           =====================

(a)Represents the period from the start of business (April 16, 1996) through September 30, 1996.

(b)Number of capital shares:

   Sold                                                                                                                2,866,129
   Reinvested                                                                                                              4,949
   Redeemed                                                                                                              (21,009)
                                                                                                           ---------------------
   Net increase in shares outstanding                                                                                  2,850,069
   Shares outstanding, beginning of period                                                                                     0
                                                                                                           ---------------------
   Shares outstanding, end of period                                                                                   2,850,069
                                                                                                           =====================

See accompanying notes to the financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding
Throughout the Period Ended September 30, 1996(a) (Unaudited)

Net asset value at beginning of period                                                                     $10.00
                                                                                                       ----------
Income from investment operations:
   Net investment income                                                                                     0.02
   Net realized and unrealized losses
      on investments and foreign currency                                                                   (0.48)
                                                                                                       -----------
Total from investment operations                                                                            (0.46)
                                                                                                       -----------
Less distributions:
   Dividends from net investment income                                                                     (0.02)
                                                                                                       -----------
Net asset value at end of period                                                                            $9.52
                                                                                                       ===========
Total return                                                                                              (4.61)%
                                                                                                       ===========
Net assets at end of period (000's)                                                                       $27,138
                                                                                                       ===========
Ratio of expenses to average net assets (b)                                                                  1.59%(c)

Ratio of net investment income to average net assets                                                         0.55%(c)

Portfolio turnover rate                                                                                        12%(c)

Average commission rate per share                                                                         $0.0256

(a)Represents the period from the start of business (April 16, 1996) through September 30, 1996.

(b)Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.80%(c) for the period ended September 30, 1996.

(c)Annualized.

See accompanying notes to the financial statements.


  THE JAMESTOWN INTERNATIONAL EQUITY FUND
  PORTFOLIO OF INVESTMENTS
  September 30, 1996 (Unaudited)

        Shares                                                                                          Value
                    COMMON STOCKS - 92.2%
                    Australia - 4.2%
        23,834        Australia and New Zealand Banking Group Ltd.                              $          136,345
         8,587        Broken Hill Proprietary Company Ltd.                                                 110,068
        68,538        News Corporation Ltd.                                                                359,542
       112,000        Sydney Harbour Casino Holdings Ltd. (a)                                              153,310
        60,322        WMC Ltd.                                                                             388,036
                                                                                                ------------------
                                                                                                         1,147,301
                                                                                                ------------------
                    Canada - 1.5%
        23,191        Echo Bay Mines Ltd.                                                                  204,371
         8,908        Placer Dome, Inc.                                                                    210,451
                                                                                                ------------------
                                                                                                           414,822
                                                                                                ------------------
                    Denmark - 1.7%
         2,965        Novo-Nordisk A/S - Class B                                                           462,227
                                                                                                ------------------
                    France - 7.9%
         6,342        Alcatel Alsthom (Cie Gen El)                                                         535,130
         4,737        Cie Financiere de Paribas                                                            304,710
         2,269        Compagnie Bancaire SA                                                                236,956
         4,270        Compagnie Generale Des Eaux                                                          464,126
         6,158        Sidel SA                                                                             255,208
         5,768        Valeo SA                                                                             339,920
                                                                                               -------------------
                                                                                                         2,136,050
                                                                                               -------------------
                    Germany - 7.1%
        14,130        Daimler-Benz AG (a)                                                                  777,246
         1,717        Mannesmann AG                                                                        643,904
         1,340        Volkswagen AG                                                                        499,887
                                                                                               -------------------
                                                                                                         1,921,037
                                                                                               -------------------
                    Hong Kong - 4.1%
        24,000        Hang Seng Bank                                                                       254,493
        29,600        Hong Kong Telecommunications Ltd.                                                     53,589
        42,000        Hutchison Whampoa Ltd.                                                               282,425
        51,000        New World Development                                                                267,761
        23,000        Sun Hung Kai Properties Ltd.                                                         244,633
                                                                                               -------------------
                                                                                                         1,102,901
                                                                                               -------------------


        Shares                                                                                          Value
                    COMMON STOCKS - Continued
                    Italy - 4.8%
       102,200        Banca Commerciale Italiana                                                $          204,125
       184,300        Fiat SPA                                                                             518,251
        37,100        Istituto Nazionale delle Assicurazioni                                                53,747
       294,100        Olivetti Group (a)                                                                   107,820
       141,800        Pirelli SPA                                                                          258,530
        46,400        Stet Societa Finanziaria Telefonica SPA                                              161,114
                                                                                                ------------------
                                                                                                         1,303,587
                                                                                                ------------------

                    Japan - 36.2%
         1,000        Bank of Tokyo - Mitsubishi                                                            21,818
        39,000        Daiei,  Inc.                                                                         371,178
         4,800        Daiwa Securites Co. Ltd.                                                             551,650
            64        DDI Corporation                                                                      517,746
        12,000        Eisai Company Ltd.                                                                   228,417
         7,500        Isetan Company                                                                       103,030
         4,000        Ito-Yokado Co. Ltd.                                                                  227,340
             4        Japan Tobbacco, Inc.                                                                  29,522
        63,000        Kawasaki Heavy Industries                                                            303,758
        12,000        Komori Corporation                                                                   276,902
         4,000        Kyocera Corporation                                                                  285,522
         8,000        Matsuzakaya Company                                                                   86,914
        22,000        Mitsubishi Trust & Banking                                                           337,778
         2,000        Murata Manufacturing Company Ltd.                                                     71,470
        29,000        NEC Corporation                                                                      341,100
        42,000        Nichido Fire & Marine Insurance                                                      294,896
         5,000        Nikon Corporation                                                                     59,708
       177,000        Nippon Steel Company                                                                 549,872
            64        Nippon Telegraph and Telephone Corporation                                           471,201
        80,000        Nissan Motor Co. Ltd.                                                                645,746
        72,000        NKK Corporation (a)                                                                  184,889
         8,000        Nomura Securities Company Ltd.                                                       147,250
            16        NTT Data Communications Systems Company                                              497,059
        27,000        Obayashi Corporation                                                                 221,576
        13,000        Pioneer Electronic Corporation (a)                                                   266,128
         1,000        Rohm Company                                                                          63,120
        62,000        Sharp Corporation                                                                  1,029,854
         8,200        Sony Corporation                                                                     517,585
        26,000        Sumitomo Bank                                                                        480,898
        62,000        Sumitomo Realty & Development                                                        477,630
        25,000        Taisei Corporation                                                                   162,289
                                                                                                ------------------
                                                                                                         9,823,846
                                                                                                ------------------


        Shares                                                                                          Value
                    COMMON STOCKS - Continued
                    Malaysia - 1.8%
        10,000        Genting Berhad                                                            $           72,611
        46,000        Resorts World Berhad                                                                 260,600
       103,000        Renong Berhad                                                                        157,796
                                                                                                ------------------
                                                                                                           491,007
                                                                                                ------------------
                    Netherlands - 1.6%
         3,448        Wolters Kluwer NV                                                                    433,884
                                                                                                ------------------
                    Singapore - 2.0%
         1,000        City Developments Ltd.                                                                 8,522
         8,000        Development Bank of Singapore Ltd.                                                    98,285
        12,000        Fraser & Neave Holdings BHD                                                          123,567
        25,000        Keppel Corporation                                                                   193,516
         9,000        Overseas-Chinese Banking Corporation Ltd.                                            108,014
                                                                                                ------------------
                                                                                                           531,904
                                                                                                ------------------
                    Spain - 3.2%
         4,310        Banco Santander SA                                                                   224,219
         3,220        Repsol SA                                                                            105,824
        29,150        Telefonica de Espana                                                                 541,433
                                                                                                ------------------
                                                                                                           871,476
                                                                                                ------------------
                    Sweden - 3.8%
        20,926        Astra AB - Class A                                                                   884,550
            55        Astra AB - Class B                                                                     2,262
         1,353        Diligentia AB (a)                                                                     16,136
        13,530        Skandinaviska Enskilda Banken - Class A                                              118,469
                                                                                                ------------------
                                                                                                         1,021,417
                                                                                                ------------------
                    Switzerland - 2.5%
           219        Ciba-Geigy AG                                                                        280,225
            17        Roche Holding AG                                                                     125,240
           240        Sandoz AG                                                                            288,333
                                                                                                ------------------
                                                                                                           693,798
                                                                                                ------------------


        Shares                                                                                          Value
                    COMMON STOCKS - Continued
                    United Kingdom - 9.8%
       252,600        ASDA Group PLC                                                            $          416,635
        36,225        Cable & Wireless PLC                                                                 254,004
        17,900        Glaxo Wellcome PLC                                                                   280,268
        16,908        Grand Metropolitan PLC                                                               125,958
        88,535        Ladbroke Group PLC                                                                   289,980
        31,611        Orange PLC (a)                                                                        90,440
        42,978        Rentokil Group PLC                                                                   280,862
        61,706        Safeway PLC                                                                          316,908
       143,416        Vodafone Group PLC                                                                   496,639
        15,707        W.H. Smith Group PLC                                                                 115,906
                                                                                                ------------------
                                                                                                         2,667,600
                                                                                                ------------------
                    Total Common Stocks (Cost $26,067,823) - 92.2%                              $       25,022,857

                    Other Assets in Excess of Liabilities - 7.8%                                         2,115,077
                                                                                                ------------------
                    Net Assets - 100.0%                                                         $       27,137,934
                                                                                                ==================

(a)Non-income producing security.

See accompanying notes to the financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1996 (Unaudited)

1.  Significant Accounting Policies

The Jamestown International Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on April 16, 1996.

The Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of the Fund as of September 30, 1996:

          Gross unrealized appreciation. . . . . . . . $     578,698
          Gross unrealized depreciation. . . . . . . .    (1,623,664)
                                                          -----------
          Net unrealized depreciation. . . . . . . . . $  (1,044,966)
                                                          ===========

The tax basis of investments for the Fund is equal to the acquisition cost as shown on the Statement of Assets and Liabilities.

2.  Investment Transactions

During the period ended September 30, 1996, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $27,238,454 and $1,128,605, respectively.

3.  Transactions with Affiliates

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
Lowe, Brockenbrough & Tattersall, Inc. (the Adviser), under the terms of an Investment Advisory Agreement, provides general investment supervisory services to the Fund. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

The Adviser retains Oechsle International Advisors, Inc. (Oechsle) to provide the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any advisory fee waivers.

The Adviser currently intends to limit the total operating expenses of the Fund to 1.60% of its average daily net assets. Accordingly, the Adviser waived $21,640 of its investment advisory fees for the period ended September 30, 1996.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and MGF Service Corp. (MGF), MGF provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, MGF receives a monthly fee from the Fund at an annual rate of .25% of its average daily net assets up to $25 million; .225% of the next $25 million of such net assets; and .20% of such net assets in excess of $50 million, subject to a $4,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and cost of pricing the Fund's portfolio securities.

Certain officers of the Trust are also officers of MGF.

4.  Foreign Currency Translation

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

5.  Forward Foreign Currency Exchange Contracts

The Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1996, the Fund had forward foreign currency exchange contracts outstanding as follows:


                                                                                                            Net
                                                                                                        Unrealized
      Delivery                                             Initial                 Market              Appreciation
       Date                 To Receive                      Value                   Value             (Depreciation)

CONTRACTS TO BUY

  10/02/96              414,928     HKD       $             53,659    $            53,657   $               (2)
                   =============
  10/01/96            4,260,714     JPY                     38,611                 38,255                 (356)
                   =============
  10/02/96            3,334,004     JPY                     30,104                 29,935                 (169)
                   =============
  10/03/96            3,563,875     JPY                     32,006                 32,012                    6
                   =============                   ----------------       ----------------      ----------------
TOTAL BUY CONTRACTS                           $            154,380    $           153,859   $             (521)
                                                   ================       ================      ================

HKD - Hong Kong Dollar
JPY   - Japanese Yen